UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

September 30, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Funds

Annual Report

September 30, 2018

AMT-Free     •    National

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report September 30, 2018

Eaton Vance

Municipal Income Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

AMT-Free Municipal Income Fund	3
National Municipal Income Fund	5

Endnotes and Additional Disclosures	7

Fund Expenses	8

Financial Statements	10

Report of Independent Registered Public Accounting Firm	44

Federal Tax Information	46

Special Meeting of Shareholders	47

Board of Trustees’ Contract Approval	48

Management and Organization	52

Important Notices	55

Eaton Vance

Municipal Income Funds

September 30, 2018

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The fiscal year that began October 1, 2017 was characterized by a flattening of the municipal bond yield curve. Long-term interest rates drifted downward in the first month of the period — despite the U.S. Federal Reserve Board (the Fed) rate hikes the previous March and June 2017 that put upward pressure on short-term rates.

In November and December 2017, however, the municipal market experienced considerable volatility after the GOP-controlled House and Senate released and then passed new tax legislation. The most significant change to the municipal market was the elimination of an issuer’s ability to refinance debt prior to its call date through the issuance of advanced refunding bonds — which accounted for just under 20% of new issuance over the past 10 years. As a result, December 2017 witnessed the largest-ever one-month issuance of new municipal debt, as issuers rushed to beat the December 31, 2017 deadline. Investors sold short maturity bonds to buy new-issue longer maturity bonds in anticipation of lower supply going forward. The net result was rising prices on longer-term debt that drove more flattening of the yield curve in December 2017.

But as the new year began, bond prices reversed direction. Signs of increasing inflation, higher wage growth, and fears that the new tax legislation might overheat the economy pushed interest rates up and caused longer-term bond prices to decline.

Upward pressure on short-term rates continued in March and June 2018 as the Fed delivered its first two rate hikes of the year. At the long end of the curve, however, fluctuating perceptions of geopolitical risk were a primary driver of rates from April through the end of August 2018. Investors toggled between concern that the U.S. was initiating a global trade war and optimism about economic growth and a potential detente between the U.S. and North Korea. Meanwhile, ongoing lower yields for German and Japanese bonds, compared with U.S. Treasurys, weighed on longer-term U.S. yields. In September 2018, however, the Fed hiked rates again and both U.S. Treasury and municipal rates rose across the curve. The net result for the period was a continued flattening of the yield curve, as the spread between two-year and 10-year rates narrowed significantly.

For the 12-month period, the Bloomberg Barclays Municipal Bond Index (the Index),2 a broad measure of the asset class, returned 0.35%. For the period as a whole, the municipal bond yield curve flattened. Rates for AAA-rated7 bonds rose across the curve, but rate increases were greater at the short end of the curve than the long end. On a total return basis, longer maturities in general outperformed shorter maturities, and lower-rated bonds generally outperformed higher-rated issues. Across most of the curve, municipal bonds generally outperformed U.S. Treasurys.

Fund Performance

For the fiscal year ended September 30, 2018, AMT-Free Municipal Income Fund Class A shares at net asset value (NAV) and National Municipal Income Fund Class A shares at NAV both outperformed the 0.35% return of the Funds’ primary benchmark, the Index.

The Funds’ overall strategy is to normally invest in bonds with maturities of 10 years or more, in order to capture their typically higher yields and a greater income stream compared with shorter-maturity issues.

The Funds seek to enhance tax-exempt income through the use of leveraged investments by purchasing residual interest bonds.6 Leverage has the effect of magnifying the Funds’ exposure to their underlying investments in both up and down markets. During this period of rising rates and falling bond prices, residual interest bonds were a detractor from performance versus the Index — which does not employ leverage — for both Funds.

By using Treasury futures and/or interest-rate swaps, management hedges, to various degrees, against the greater potential risk of volatility caused by the use of leveraged investments and investing in bonds at the long end of the yield curve. As a risk management tactic within the Funds’ overall strategies, interest rate hedging is intended to moderate performance on both the upside and the downside of the market. In a period when municipal and Treasury bonds generally declined in price, the Funds’ Treasury futures hedge mitigated a portion of that decline and was a contributor to relative performance versus the unhedged Index for both Funds.

Fund-Specific Results

Eaton Vance AMT-Free Municipal Income Fund Class A shares at NAV returned 0.83%, outperforming the 0.35% return of the Index. Contributors to Fund performance versus the Index included the Fund’s hedging strategy, as noted above; security selection and an overweight, relative to the Index, in BBB-rated bonds and below; and holdings in insured and uninsured Puerto Rico bonds. This was due to strong performance of Puerto Rico’s debt in the second half of the period, as ongoing bankruptcy negotiations led to anticipation that bondholder recoveries could exceed those originally anticipated by the market. The Fund’s insured Puerto Rico holdings were insured by various municipal bond insurers. It should be noted that most uninsured bonds issued by the Commonwealth of Puerto Rico and its various conduit issuers were no longer included in the Index. As Puerto Rico continued to deal with an ongoing fiscal crisis, bonds issued by its various legal entities were impacted by a number of factors throughout the period, including monetary default. As the period ended, Puerto Rico continued to negotiate with creditors and address its current debt structure under the Puerto Rico Oversight, Management, and Economic Stability Act passed by the U.S. Congress.

In contrast, detractors from results relative to the Index included leveraged investments, as noted earlier; an overweight in prerefunded, or escrowed bonds; and security selection in the education sector.

Eaton Vance National Municipal Income Fund Class A shares at NAV returned 0.76%, outperforming the 0.35% return of the Index. Contributors to performance relative to the Index included the Fund’s hedging strategy; security selection in insured Puerto Rico bonds; and security selection and an overweight in the health care sector, which was the best-performing sector in the Index during the period. Detractors from performance versus the Index included leveraged investments, security selection in state general obligation bonds, and security selection in the electric power sector.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2018

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	01/06/1998	03/16/1978	0.83%	4.49%	5.28%
Class A with 4.75% Maximum Sales Charge	—	—	–4.01	3.49	4.76
Class C at NAV	05/02/2006	03/16/1978	0.06	3.72	4.49
Class C with 1% Maximum Sales Charge	—	—	–0.91	3.72	4.49
Class I at NAV	03/16/1978	03/16/1978	1.02	4.74	5.52
Bloomberg Barclays Municipal Bond Index	—	—	0.35%	3.54%	4.75%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	—	1.07	5.43	6.33

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.98%	1.73%	0.73%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			3.71%	2.97%	3.96%
Taxable-Equivalent Distribution Rate			6.27	5.02	6.69
SEC 30-day Yield			2.14	1.50	2.50
Taxable-Equivalent SEC 30-day Yield			3.61	2.53	4.22

% Total Leverage[6]
Residual Interest Bond (RIB) Financing					10.95%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	09/30/2008	$15,511	N.A.
Class I	$250,000	09/30/2008	$428,081	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2018

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

National Municipal Income Fund

September 30, 2018

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	04/05/1994	12/19/1985	0.76%	5.10%	5.46%
Class A with 4.75% Maximum Sales Charge	—	—	–4.07	4.07	4.95
Class B at NAV	12/19/1985	12/19/1985	0.01	4.32	4.67
Class B with 5% Maximum Sales Charge	—	—	–4.85	3.98	4.67
Class C at NAV	12/03/1993	12/19/1985	0.01	4.32	4.67
Class C with 1% Maximum Sales Charge	—	—	–0.96	4.32	4.67
Class I at NAV	07/01/1999	12/19/1985	1.01	5.34	5.72
Bloomberg Barclays Municipal Bond Index	—	—	0.35%	3.54%	4.75%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	—	1.07	5.43	6.33

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
		0.84%	1.59%	1.59%	0.59%

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.60%	2.84%	2.86%	3.85%
Taxable-Equivalent Distribution Rate		6.08	4.80	4.83	6.50
SEC 30-day Yield		2.40	1.75	1.77	2.77
Taxable-Equivalent SEC 30-day Yield		4.05	2.96	2.99	4.68

% Total Leverage[6]
RIB Financing					6.63%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	09/30/2008	$15,795	N.A.
Class C	$10,000	09/30/2008	$15,794	N.A.
Class I	$250,000	09/30/2008	$436,158	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

National Municipal Income Fund

September 30, 2018

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

6

Eaton Vance

Municipal Income Funds

September 30, 2018

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[7]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

7

Eaton Vance

Municipal Income Funds

September 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 – September 30, 2018).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance AMT-Free Municipal Income Fund

	Beginning Account Value (4/1/18)	Ending Account Value (9/30/18)	Expenses Paid During Period* (4/1/18 – 9/30/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,010.70	$5.29	1.05%
Class C	$1,000.00	$1,006.90	$9.06	1.80%
Class I	$1,000.00	$1,011.60	$4.03	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.32	1.05%
Class C	$1,000.00	$1,016.00	$9.10	1.80%
Class I	$1,000.00	$1,021.10	$4.05	0.80%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2018.

8

Eaton Vance

Municipal Income Funds

September 30, 2018

Fund Expenses — continued

Eaton Vance National Municipal Income Fund

	Beginning Account Value (4/1/18)	Ending Account Value (9/30/18)	Expenses Paid During Period* (4/1/18 – 9/30/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,013.40	$4.49	0.89%
Class B	$1,000.00	$1,009.60	$8.26	1.64%
Class C	$1,000.00	$1,009.60	$8.26	1.64%
Class I	$1,000.00	$1,014.60	$3.18	0.63%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.51	0.89%
Class B	$1,000.00	$1,016.80	$8.29	1.64%
Class C	$1,000.00	$1,016.80	$8.29	1.64%
Class I	$1,000.00	$1,021.90	$3.19	0.63%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2018.

9

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2018

Portfolio of Investments

Tax-Exempt Investments — 109.3%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.4%
New York State Environmental Facilities Corp., 5.00%, 10/15/35(1)	$9,900	$10,325,502
		$10,325,502

Education — 10.2%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	$5,000	$5,434,100
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/42	2,125	2,334,716
Monroe County Industrial Development Corp., NY, (University of Rochester), Series 2017C, 4.00%, 7/1/43	1,950	1,994,752
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/41	4,170	4,676,113
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,050	1,145,456
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 5.00%, 5/1/37	1,750	1,938,283
Shelby County Health, Educational and Housing Facility Board, TN, (Rhodes College), 5.00%, 8/1/30	625	721,650
Shelby County Health, Educational and Housing Facility Board, TN, (Rhodes College), 5.00%, 8/1/31	325	373,552
Shelby County Health, Educational and Housing Facility Board, TN, (Rhodes College), 5.00%, 8/1/32	500	572,515
University of California, 5.25%, 5/15/35	3,555	4,050,460
University of Nebraska, 5.00%, 5/15/35	1,000	1,121,780
University of Nebraska, 5.00%, 7/1/35	3,000	3,371,700
West Virginia University, 5.00%, 10/1/31	3,000	3,262,170
		$30,997,247

Electric Utilities — 4.4%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,605	$1,697,512
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,520	3,611,309
Northern Municipal Power Agency, MN, 5.00%, 1/1/31	200	225,132
Northern Municipal Power Agency, MN, 5.00%, 1/1/32	210	235,421
Northern Municipal Power Agency, MN, 5.00%, 1/1/33	235	262,549
Northern Municipal Power Agency, MN, 5.00%, 1/1/34	210	234,137
Northern Municipal Power Agency, MN, 5.00%, 1/1/35	170	189,152
Northern Municipal Power Agency, MN, 5.00%, 1/1/36	160	177,661
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,410	1,489,045
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,225,001
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	2,035	2,084,491
		$13,431,410

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 10.5%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	$880	$926,288
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	1,320	1,393,603
Kansas Development Finance Authority, (Adventist Health System), Prerefunded to 11/15/19, 5.75%, 11/15/38	5,115	5,328,500
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	470	518,363
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/18, 6.50%, 11/15/28	310	311,758
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/18, 6.50%, 11/15/28	1,000	1,005,670
New Jersey Turnpike Authority, Prerefunded to 7/1/22, 5.00%, 1/1/30	3,060	3,379,250
Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/34	2,035	2,222,485
Savannah Economic Development Authority, GA, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,598,720
Triborough Bridge and Tunnel Authority, NY, Prerefunded to 11/15/18, 5.25%, 11/15/34(1)	3,745	3,760,691
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	930	955,510
Washington, Prerefunded to 2/1/21, 5.25%, 2/1/36(1)	6,000	6,443,100
		$31,843,938

General Obligations — 14.3%
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/36	$1,000	$1,139,000
California, 5.00%, 10/1/26	1,300	1,497,158
California, 5.00%, 10/1/27	630	723,259
California, 5.25%, 10/1/29	560	612,864
California, 5.25%, 10/1/32	3,480	3,797,863
Chicago Board of Education, IL, 5.00%, 12/1/21	230	238,351
Corvallis School District No. 509J, OR, 5.00%, (0.00% until 6/15/20), 6/15/38	1,680	1,755,415
District of Columbia, 5.00%, 6/1/37(1)	7,000	7,957,880
Erie County, PA, 5.00%, 9/1/25	500	573,095
Fennville Public Schools, MI, 4.00%, 5/1/34	1,000	1,075,140
Foothill-De Anza Community College District, CA, 5.00%, 8/1/34	1,150	1,300,385
Foothill-De Anza Community College District, CA, 5.00%, 8/1/36	1,150	1,297,718
Illinois, 5.00%, 1/1/26	5,000	5,272,950
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/31	4,470	4,932,824
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,052,287

10	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Santa Clara County, CA, (Election of 2008), Prerefunded to 8/1/19, 5.00%, 8/1/39(1)	$7,700	$7,906,591
Springfield School District No. 19, OR, 5.00%, 6/15/30	1,085	1,234,893
University of Connecticut, 5.00%, 2/15/32	650	707,278
Wentzville R-IV School District, MO, 0.00%, 3/1/29	475	338,841
		$43,413,792

Hospital — 15.7%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$573,279
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	5,351,364
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,720	1,898,313
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,300	2,520,156
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,437,903
California Statewide Communities Development Authority, (John Muir Health), Prerefunded to 7/1/19, 5.00%, 7/1/29	1,330	1,361,814
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,267,840
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/45	2,155	2,130,692
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	2,000	2,214,400
Henrico County Economic Development Authority, VA, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	1,185	1,294,411
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/36	5,345	5,455,481
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	2,110	2,384,532
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	315	345,369
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	3,000	3,304,290
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/29	1,450	1,664,194
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.25%, 12/1/37	3,380	3,404,302
Ohio, (University Hospitals Health Systems, Inc.), 5.00%, 1/15/36	2,500	2,714,075
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,033,660
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	5,000	5,514,150
		$47,870,225

Security	Principal Amount (000’s omitted)	Value

Housing — 0.7%
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/37	$500	$543,790
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/42	1,250	1,351,050
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(2)	285	252,225
		$2,147,065

Industrial Development Revenue — 0.9%
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	$2,670	$2,821,442
		$2,821,442

Insured – Education — 0.7%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,065,577
		$2,065,577

Insured – Electric Utilities — 2.5%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$5,415	$5,520,646
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	2,865	1,993,152
		$7,513,798

Insured – Escrowed / Prerefunded — 0.8%
New Orleans Aviation Board, LA, (AGC), Prerefunded to 1/1/19, 6.00%, 1/1/23	$1,040	$1,050,785
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/21	1,560	1,462,157
		$2,512,942

Insured – General Obligations — 0.2%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$145,613
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/24	505	556,056
		$701,669

Insured – Lease Revenue / Certificates of Participation — 1.7%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$5,311,292
		$5,311,292

11	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue — 1.7%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$5,307,632
		$5,307,632

Insured – Special Tax Revenue — 6.5%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$5,265	$5,117,211
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/27	6,000	7,264,020
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	2,565	3,162,158
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	12,295	2,961,497
Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/43	1,100	1,224,850
		$19,729,736

Insured – Transportation — 8.2%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$1,000	$1,090,410
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,000	1,089,100
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	785	861,804
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	2,736,359
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	11,500	14,163,630
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,285	4,926,941
		$24,868,244

Insured – Water and Sewer — 2.4%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$4,825	$5,146,731
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	655	722,563
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	565	621,715
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	280	306,561
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	565	615,189
		$7,412,759

Other Revenue — 1.2%
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/22	$400	$432,940
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(3)	1,200	216,000

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.25%, 12/1/38	$970	$1,048,492
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.50%, 12/1/43	355	388,839
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	1,685	1,685,657
		$3,771,928

Senior Living / Life Care — 4.0%
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	$1,480	$1,475,249
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	570	645,297
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,690	3,064,152
Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,767,286
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	160	169,851
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	660	701,864
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/32(4)	1,575	1,731,350
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/38(4)	2,325	2,527,833
		$12,082,882

Special Tax Revenue — 2.9%
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	$982	$968,655
Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,333,260
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/27	800	593,552
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/43	4,360	4,772,456
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	1,000	999,940
		$8,667,863

Transportation — 13.3%
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	$415	$447,208
Chicago, IL, (Midway International Airport), 5.00%, 1/1/41	4,225	4,576,731
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,100	1,227,325
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,455	1,621,234

12	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	$685	$760,864
Denver City and County, CO, Airport System Revenue, 2.34%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(5)	1,000	1,001,800
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,193,368
Metropolitan Transportation Authority, NY, 5.00%, 11/15/35	490	548,148
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	430	432,283
Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	960	965,386
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	6,450	7,175,690
New Orleans Aviation Board, LA, 5.00%, 1/1/43	1,555	1,716,067
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/34	5,235	5,720,703
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	3,759,560
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,135,556
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	6,255	6,280,833
		$40,562,756

Water and Sewer — 3.1%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/35(1)	$6,990	$8,057,862
El Paso, TX, Water and Sewer Revenue, 5.00%, 3/1/31	1,080	1,238,674
		$9,296,536

Total Tax-Exempt Investments — 109.3% (identified cost $316,164,103)		$332,656,235

Other Assets, Less Liabilities — (9.3)%		$(28,175,575)

Net Assets — 100.0%		$304,480,660

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At September 30, 2018, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

California	19.0%
New York	14.9%
Texas	10.0%
Others, representing less than 10% individually	65.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2018, 22.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 12.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	The issuer is in default on the payment of principal but continues to pay interest.

(3)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2018, the aggregate value of these securities is $5,944,840 or 2.0% of the Fund’s net assets.

(5)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2018.

13	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2018

Portfolio of Investments — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Interest Rate Futures
U.S. 10-Year Treasury Note	145	Short	Dec-18	$(17,223,281)	$199,102
U.S. Long Treasury Bond	121	Short	Dec-18	(17,000,500)	405,857

					$604,959

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
LIBOR	–	London Interbank Offered Rate
NPFG	–	National Public Finance Guaranty Corp.

Currency Abbreviations:

USD	–	United States Dollar

14	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2018

Portfolio of Investments

Tax-Exempt Municipal Securities — 102.9%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.6%
Connecticut, (State Revolving Fund), Green Bonds, 5.00%, 3/1/28	$10,000	$11,511,200
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/42	8,500	9,633,050
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	18,195	20,095,286
		$41,239,536

Cogeneration — 0.2%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$14,652	$4,395,695
		$4,395,695

Education — 10.6%
Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/25	$6,500	$7,590,830
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.75%, 6/1/38(2)	2,245	2,318,681
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/33	14,415	16,673,831
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	18,920	21,813,057
Monroe County Industrial Development Corp., NY, (University of Rochester), Series 2017C, 4.00%, 7/1/43	7,770	7,948,322
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/33	5,870	6,900,361
New Jersey Educational Facilities Authority, (Princeton University), 2017 Series B, 5.00%, 7/1/30	3,865	4,576,469
New Jersey Educational Facilities Authority, (Princeton University), 2017 Series I, 5.00%, 7/1/30	3,000	3,552,240
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	25,685	29,719,086
New York Dormitory Authority, (State University of New York Dormitory Facilities), 5.00%, 7/1/43(3)	4,200	4,741,044
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/30	2,165	2,513,370
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	9,930	10,832,736
Rutgers State University, NJ, 5.00%, 5/1/43(4)	37,000	40,559,030
University of California, 5.25%, 5/15/36	7,080	8,054,845
University of California, 5.25%, 5/15/37	13,000	14,768,130
University of California, 5.25%, 5/15/38	7,700	8,738,653
University of Nebraska Facilities Corp., 5.00%, 7/15/22	2,780	3,068,647
University of Texas, 3.00%, 8/15/35	1,750	1,637,055

Security	Principal Amount (000’s omitted)	Value

Education (continued)
University of Virginia, 5.00%, 4/1/38	$31,535	$36,056,804
University of Virginia, 5.00%, 4/1/39	32,640	37,267,699
		$269,330,890

Electric Utilities — 5.4%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	$8,600	$8,869,610
Omaha Public Power District, NE, 5.00%, 2/1/39	14,005	15,565,857
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	6,025	6,728,358
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/31	3,880	4,290,970
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/32	10,000	10,875,800
Utility Debt Securitization Authority, NY, 5.00%, 12/15/30(4)	22,500	25,146,000
Utility Debt Securitization Authority, NY, 5.00%, 12/15/31(4)	27,500	30,691,375
Utility Debt Securitization Authority, NY, 5.00%, 12/15/40	13,260	15,114,941
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	18,955	19,415,986
		$136,698,897

Escrowed / Prerefunded — 6.6%
Bexar County Health Facilities Development Corp., TX, (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$2,400	$2,568,216
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	9,530	10,031,278
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	14,295	15,092,089
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	4,505	4,968,565
North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/20, 5.25%, 5/1/31	16,475	17,319,508
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	4,800	4,905,120
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	3,900	3,985,410
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	605	618,250
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	3,490	3,733,218
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	4,515	4,829,650
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	12,125	13,008,913

15	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	$3,795	$4,111,427
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	17,620	19,050,039
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,585	3,883,917
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.50%, 12/1/36	10,000	10,950,200
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	9,170	11,314,680
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	1,000	1,057,800
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	12,500	13,246,250
Triborough Bridge and Tunnel Authority, NY, Prerefunded to 11/15/18, 5.25%, 11/15/34(4)	14,590	14,651,132
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	8,705	8,943,778
		$168,269,440

General Obligations — 17.3%
Albany County, NY, 4.00%, 4/1/29	$4,210	$4,603,130
California, 5.00%, 11/1/31	10,000	11,205,900
California, 5.00%, 10/1/39	11,545	13,018,835
Chicago Board of Education, IL, 5.00%, 12/1/21	1,980	2,051,894
Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/38	760	781,417
Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/39	1,000	1,026,610
Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/40	1,250	1,281,312
Coast Community College District, CA, (Election of 2012), 5.00%, 8/1/36	4,890	5,660,028
Delaware, 5.00%, 1/1/27	9,255	10,976,893
Desert Community College District, CA, 5.00%, 8/1/37	6,950	7,907,293
Georgetown Independent School District, TX, 2.50% to 8/1/19 (Put Date), 8/1/34	750	752,445
Georgia, 5.00%, 7/1/23	4,000	4,507,880
Glendale Community College District, CA, (Election of 2016), 5.25%, 8/1/41	10,000	11,649,300
Hawaii, 5.00%, 1/1/34	14,200	16,403,556
Highland Local School District, OH, 5.00%, 12/1/34	500	547,535
Highland Local School District, OH, 5.00%, 12/1/38	970	1,056,902
Illinois, 5.00%, 2/1/24	10,705	11,282,107
Illinois, 5.00%, 11/1/24	11,295	11,936,443

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Illinois, 5.00%, 2/1/27	$18,500	$19,235,005
Illinois, 5.00%, 11/1/29	15,000	15,735,900
Illinois, 5.25%, 7/1/30	6,150	6,473,551
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,920	2,127,686
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/30	4,105	4,540,582
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36	14,180	15,000,455
Massachusetts, 5.00%, 7/1/35	10,000	11,219,500
Massachusetts, 5.00%, 3/1/37	10,900	12,050,495
New York, NY, 4.00%, 3/1/36	8,000	8,285,760
New York, NY, 4.00%, 10/1/41	5,000	5,090,900
New York, NY, 5.00%, 8/1/33	10,000	11,363,700
Pittsburg Unified School District, CA, (Election of 2014), 5.00%, 8/1/47(3)	7,345	8,149,718
Portland Community College District, OR, 5.00%, 6/15/32	2,700	3,102,840
Portland Community College District, OR, 5.00%, 6/15/33	1,875	2,147,775
Santa Clara County, CA, (Election of 2008), Prerefunded to 8/1/19, 5.00%, 8/1/39(4)	57,400	58,940,042
Santa Monica-Malibu Unified School District, CA, (Election of 2012), 5.00%, 8/1/43	3,000	3,321,900
Washington, 5.00%, 2/1/33	16,800	18,644,136
Washington, 5.00%, 2/1/34	14,600	16,857,744
Washington, 5.00%, 2/1/36	11,110	12,321,212
Washington, 5.00%, 2/1/40	28,390	31,856,987
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/31	12,995	14,365,583
Wisconsin, 5.00%, 5/1/32	6,650	7,515,032
Wisconsin, 5.00%, 5/1/38	25,000	28,028,500
Wisconsin, 2017 Series 1, 5.00%, 11/1/28	5,000	5,879,650
Wisconsin, 2017 Series 2, 5.00%, 11/1/28	1,000	1,175,930
		$440,080,063

Hospital — 11.4%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$5,700	$6,107,835
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(4)	36,700	37,950,736
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	17,530	19,347,335
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	25,465	27,902,510
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46	31,695	35,384,615
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	14,840,247

16	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/45	$2,200	$2,407,658
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/33	10,000	10,323,000
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/26	7,500	8,661,750
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/33	2,500	2,833,925
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	3,005	3,294,712
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/42	2,500	2,777,200
Minneapolis, MN, (Fairview Health Services), 5.00%, 11/15/33(3)	2,000	2,269,660
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	8,310,061
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/37	1,100	1,221,594
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/28	1,700	1,943,933
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	1,750	1,907,867
Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	5,200	5,698,836
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/35	2,260	2,471,604
University of California, Medical Center Revenue, 5.00%, 5/15/47	20,930	23,190,231
University of Kansas Hospital Authority, 5.00%, 9/1/45	25,500	27,797,550
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/42	2,250	2,451,420
Washington Township Health Care District, CA, 6.25%, 7/1/39	16,675	17,054,023
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	21,895	23,803,587
		$289,951,889

Housing — 0.4%
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	$10,640	$10,317,927
		$10,317,927

Industrial Development Revenue — 1.5%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.125% to 4/1/20 (Put Date), 4/1/27	$8,155	$8,124,582

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	$335	$345,817
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	28,150	28,964,098
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(2)	475	469,428
		$37,903,925

Insured – Education — 0.0%(5)
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$845	$859,720
		$859,720

Insured – General Obligations — 0.4%
Santa Rosa High School District, CA, (Election of 2014), (AGM), 5.00%, 8/1/43	$8,090	$9,133,125
		$9,133,125

Insured – Hospital — 0.5%
Medford Hospital Facilities Authority, OR, (Asante Health System), (AGM), 5.50%, 8/15/28	$12,000	$12,696,120
		$12,696,120

Insured – Other Revenue — 1.1%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$29,119,372
		$29,119,372

Insured – Special Tax Revenue — 2.2%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$11,000	$13,508,220
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	3,080	3,797,055
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	153,860	39,001,971
		$56,307,246

Insured – Transportation — 2.1%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$5,693,912
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/41	2,940	2,953,348

17	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	$37,070	$43,756,686
		$52,403,946

Lease Revenue / Certificates of Participation — 0.6%
Texas, 4.00%, 8/29/19	$10,000	$10,185,000
Virginia Public Building Authority, (AMT), 5.00%, 8/1/26	5,015	5,781,994
		$15,966,994

Nursing Home — 0.3%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$6,440	$6,500,665
		$6,500,665

Other Revenue — 3.1%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	$250	$45,000
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.50%, 12/1/53	1,840	2,004,312
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(2)	1,865	1,924,120
Kalispel Tribe of Indians, WA, Series B, 5.25%, 1/1/38(2)	1,000	1,031,700
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/33	10,000	11,149,700
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	21,135	24,317,720
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	4,845	5,204,935
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	29,755	31,868,498
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.594%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(7)	1,000	1,011,150
		$78,557,135

Senior Living / Life Care — 1.2%
Delaware Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/48	$2,500	$2,728,025
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(8)	409	110,475
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/47	7,500	7,626,150
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	16,435	16,382,244
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/31	1,010	1,099,324
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/32	525	569,929
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/40	750	780,990
		$29,297,137

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 7.8%
Lafayette Parish School Board, LA, Sales Tax Revenue, 4.00%, 4/1/35	$500	$518,240
Lafayette Parish School Board, LA, Sales Tax Revenue, 5.00%, 4/1/48	3,000	3,330,630
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(6)	230	0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(6)	80	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	390	389,973
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/37	4,970	5,101,009
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/41	6,750	6,867,923
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/34	6,355	7,235,231
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/36	5,000	5,637,750
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/36	14,900	17,031,445
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/36	10,000	11,141,600
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/38	8,550	9,453,307
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/39	4,240	4,761,223
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/39	11,845	13,337,470
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/40	5,000	5,621,850
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/41	7,520	8,446,614
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/43	21,520	23,555,795
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/45	10,000	10,945,000
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/36	8,000	9,033,840
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/41	10,000	11,237,100
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43	7,610	8,259,742
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/35	10,000	11,226,600
Sales Tax Asset Receivables Corp., NY, 5.00%, 10/15/31	10,000	11,362,500
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	470	469,953
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	345	314,816

18	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	$1,532	$980,254
Texas Transportation Commission, 5.00%, 4/1/33(4)	10,000	11,216,600
		$197,476,465

Student Loan — 0.3%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$2,030	$2,074,985
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	5,340	5,498,651
		$7,573,636

Transportation — 22.0%
Central Texas Regional Mobility Authority, 5.00%, 1/1/40	$2,105	$2,295,818
Charleston County Airport District, SC, (AMT), 5.50%, 7/1/38	10,000	10,995,700
Chicago, IL, (Midway International Airport), 5.00%, 1/1/33	6,025	6,526,581
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/34	5,250	5,626,845
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	1,125	1,232,865
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	16,100	17,508,428
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/33	7,300	7,892,249
Chicago, IL, (O’Hare International Airport), Series 2016C, 5.00%, 1/1/36	6,000	6,599,640
Chicago, IL, (O’Hare International Airport), Series 2017B, 5.00%, 1/1/36	8,000	8,895,200
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	10,395	11,582,629
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/30	11,445	12,655,538
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	5,495	6,103,571
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 12/1/37	10,000	11,128,300
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 12/1/43	10,000	11,056,800
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	2,935	3,210,303
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/43	10,000	11,063,800
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	7,670	8,239,037
Illinois Toll Highway Authority, 5.00%, 1/1/33	2,015	2,215,392
Illinois Toll Highway Authority, 5.00%, 1/1/40	1,000	1,097,240
Kansas Department of Transportation, 5.00%, 9/1/30	20,000	22,626,800
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.00%, 5/15/35(4)	7,200	7,548,264

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/23	$5,000	$5,592,950
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/40	6,000	6,560,820
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	4,000	4,392,480
Louisiana Offshore Terminal Authority, (LOOP LLC), 2.00% to 10/1/22 (Put Date), 10/1/40	2,000	1,966,680
Louisville Regional Airport Authority, KY, (AMT), 5.00%, 7/1/23	2,250	2,485,372
Maryland Department of Transportation, 4.00%, 11/1/27	8,700	9,396,087
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	1,050	1,160,008
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/35	3,440	3,850,805
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/36	3,615	4,030,906
Metropolitan Transportation Authority, NY, 5.25%, 11/15/33	5,550	6,240,031
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	3,735	3,754,833
Metropolitan Transportation Authority, NY, Green Bonds, 0.00%, 11/15/32	16,710	9,681,607
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/35	5,880	6,050,285
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/42	2,000	2,208,720
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/33	23,600	26,036,700
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/36	10,000	10,980,900
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/38	2,560	2,849,587
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/41	2,470	2,738,489
New Jersey Turnpike Authority, 4.00%, 1/1/43	5,000	5,100,600
New Jersey Turnpike Authority, 5.00%, 1/1/32	4,875	5,627,261
New Jersey Turnpike Authority, Series 2014A, 5.00%, 1/1/31	10,000	11,160,000
New Jersey Turnpike Authority, Series 2015E, 5.00%, 1/1/31	4,305	4,817,984
New Jersey Turnpike Authority, Series 2017B, 5.00%, 1/1/31	5,760	6,678,950
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	7,465	7,895,507
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	6,625	6,989,574

19	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
North Texas Tollway Authority, Series 2016A, 5.00%, 1/1/29	$2,885	$3,276,293
North Texas Tollway Authority, Series 2017A, 5.00%, 1/1/29	5,000	5,678,150
North Texas Tollway Authority, 5.00%, 1/1/31	4,120	4,647,236
Oregon Department of Transportation, 5.00%, 11/15/38	12,800	14,204,928
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	11,855	12,447,631
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	3,145	3,302,219
Pennsylvania Turnpike Commission, 5.00%, 12/1/35	1,250	1,398,975
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	5,005	5,337,332
Port Authority of New York and New Jersey, 4.00%, 9/1/38	1,010	1,043,411
Port Authority of New York and New Jersey, 5.00%, 9/1/36	3,000	3,463,830
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/34	10,800	11,120,868
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/23	17,325	19,373,508
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/32	10,000	11,370,700
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/37	2,480	2,695,090
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/23	5,000	5,565,200
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/41	21,165	23,218,005
San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/47	14,390	15,786,118
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	31,365,472
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,110	25,368,542
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(4)	24,390	24,490,731
		$559,502,375

Water and Sewer — 6.3%
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	$22,500	$24,197,850
Detroit, MI, Water Supply System, 5.00%, 7/1/41	2,185	2,281,686
Detroit, MI, Water Supply System, 5.25%, 7/1/41	56,420	60,048,370
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/35	7,460	8,702,090
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/37	8,330	9,491,036

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	$8,095	$8,805,256
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	8,095	8,628,865
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/35	9,955	11,221,973
Northeast Ohio Regional Sewer District, 5.00%, 11/15/44	10,000	11,045,500
San Francisco City and County Public Utilities Commission, CA, Water Revenue, 5.00%, 11/1/47	4,675	5,174,617
Santa Clara Valley Water District, CA, 5.00%, 6/1/41	9,700	10,955,180
		$160,552,423

Total Tax-Exempt Municipal Securities — 102.9% (identified cost $2,539,177,117)		$2,614,134,621

Taxable Municipal Securities — 3.4%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(5)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$2,666	$799,863
		$799,863

General Obligations — 0.5%
Chicago, IL, 7.75%, 1/1/42	$11,005	$11,806,274
		$11,806,274

Hospital — 1.4%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$35,841,598
		$35,841,598

20	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 1.5%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/26	$22,500	$15,717,600
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	34,390	22,765,836
		$38,483,436

Total Taxable Municipal Securities — 3.4% (identified cost $81,305,995)		$86,931,171

Total Investments — 106.3% (identified cost $2,620,483,112)		$2,701,065,792

Other Assets, Less Liabilities — (6.3)%		$(160,390,488)

Net Assets — 100.0%		$2,540,675,304

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At September 30, 2018, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

California	21.6%
New York	20.1%
Texas	12.3%
Others, representing less than 10% individually	52.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2018, 7.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 3.4% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2018, the aggregate value of these securities is $5,743,929 or 0.2% of the Fund’s net assets.

(3)	When-issued security.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(5)	Amount is less than 0.05%.

(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(7)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2018.

(8)	Security is in default and making only partial interest payments.

Futures Contracts
Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	1,500	Short	Dec-18	$(210,750,000)	$5,031,282

					$5,031,282

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
LIBOR	–	London Interbank Offered Rate
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund

Currency Abbreviations:

USD	–	United States Dollar

21	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2018

Statements of Assets and Liabilities

	September 30, 2018
Assets	AMT-Free Fund	National Fund
Investments —
Identified cost	$316,164,103	$2,620,483,112
Unrealized appreciation	16,492,132	80,582,680
Investments, at value	$332,656,235	$2,701,065,792
Cash	$5,942,688	$89,272
Deposits for derivatives collateral — financial futures contracts	430,565	3,450,000
Interest receivable	4,575,046	34,771,455
Receivable for investments sold	—	60,913,817
Receivable for Fund shares sold	101,503	11,554,909
Receivable for variation margin on open financial futures contracts	14,368	234,339
Total assets	$343,720,405	$2,812,079,584

Liabilities
Payable for floating rate notes issued	$37,473,666	$180,544,572
Due to broker for floating rate notes redeemed	—	31,215,000
Demand note payable	—	17,400,000
Payable for investments purchased	—	11,157,522
Payable for when-issued securities	—	15,104,068
Payable for Fund shares redeemed	1,044,831	11,559,027
Distributions payable	181,093	1,240,530
Payable to affiliates:
Investment adviser fee	108,681	740,387
Distribution and service fees	55,704	598,907
Interest expense and fees payable	257,116	1,247,735
Accrued expenses	118,654	596,532
Total liabilities	$39,239,745	$271,404,280
Net Assets	$304,480,660	$2,540,675,304

Sources of Net Assets
Paid-in capital	$313,735,677	$2,720,762,222
Accumulated loss	(9,255,017)	(180,086,918)
Net Assets	$304,480,660	$2,540,675,304

Class A Shares
Net Assets	$139,622,792	$1,419,239,143
Shares Outstanding	15,748,579	147,009,667
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.87	$9.65
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.31	$10.13

Class B Shares
Net Assets	$—	$1,963,902
Shares Outstanding	—	203,410
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$—	$9.65

22	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2018

Statements of Assets and Liabilities — continued

	September 30, 2018
Class C Shares	AMT-Free Fund	National Fund
Net Assets	$32,544,841	$363,026,270
Shares Outstanding	3,691,341	37,605,642
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.82	$9.65

Class I Shares
Net Assets	$132,313,027	$756,445,989
Shares Outstanding	13,662,648	78,355,651
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.68	$9.65

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

23	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2018

Statements of Operations

	Year Ended September 30, 2018
Investment Income	AMT-Free Fund	National Fund
Interest	$15,258,208	$119,032,950
Total investment income	$15,258,208	$119,032,950

Expenses
Investment adviser fee	$1,389,722	$9,427,244
Distribution and service fees
Class A	365,510	3,748,213
Class B	—	40,577
Class C	354,844	4,132,905
Trustees’ fees and expenses	13,943	101,500
Custodian fee	84,387	479,792
Transfer and dividend disbursing agent fees	93,496	1,025,065
Legal and accounting services	69,210	132,799
Printing and postage	19,463	115,316
Registration fees	62,835	104,590
Interest expense and fees	779,196	5,109,758
Miscellaneous	38,862	290,595
Total expenses	$3,271,468	$24,708,354

Net investment income	$11,986,740	$94,324,596

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$78,790	$16,443,812
Financial futures contracts	1,692,615	11,599,272
Net realized gain	$1,771,405	$28,043,084
Change in unrealized appreciation (depreciation) —
Investments	$(11,208,298)	$(104,011,599)
Financial futures contracts	107,170	1,272,384
Net change in unrealized appreciation (depreciation)	$(11,101,128)	$(102,739,215)

Net realized and unrealized loss	$(9,329,723)	$(74,696,131)

Net increase in net assets from operations	$2,657,017	$19,628,465

24	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2018

Statements of Changes in Net Assets

	Year Ended September 30, 2018
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund
From operations —
Net investment income	$11,986,740	$94,324,596
Net realized gain	1,771,405	28,043,084
Net change in unrealized appreciation (depreciation)	(11,101,128)	(102,739,215)
Net increase in net assets from operations	$2,657,017	$19,628,465
Distributions to shareholders:
Class A	$(5,434,533)	$(54,168,530)
Class B	—	(114,881)
Class C	(1,052,649)	(11,822,767)
Class I	(5,445,839)	(29,156,764)
Total distributions to shareholders	$(11,933,021)	$(95,262,942)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$12,660,956	$82,515,984
Class B	—	9,791
Class C	1,973,015	15,416,908
Class I	24,004,715	222,154,004
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	4,918,893	45,334,073
Class B	—	100,314
Class C	896,217	10,049,803
Class I	4,020,654	24,393,212
Cost of shares redeemed
Class A	(29,294,897)	(270,017,892)
Class B	—	(1,148,393)
Class C	(8,383,713)	(112,912,789)
Class I	(45,904,121)	(245,761,233)
Net asset value of shares exchanged
Class A	—	3,587,952
Class B	—	(3,587,952)
Net decrease in net assets from Fund share transactions	$(35,108,281)	$(229,866,218)

Net decrease in net assets	$(44,384,285)	$(305,500,695)

Net Assets
At beginning of year	$348,864,945	$2,846,175,999
At end of year	$304,480,660	$2,540,675,304

25	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2018

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2017
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund
From operations —
Net investment income	$13,682,275	$105,975,740
Net realized gain	4,559,831	31,025,039
Net change in unrealized appreciation (depreciation)	(17,779,322)	(109,786,377)
Net increase in net assets from operations	$462,784	$27,214,402
Distributions to shareholders:(1)
Class A	$(6,820,357)	$(61,522,253)
Class B	(9,554)	(340,756)
Class C	(1,288,630)	(15,020,929)
Class I	(5,640,830)	(28,735,950)
Total distributions to shareholders	$(13,759,371)	$(105,619,888)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$19,621,044	$126,339,026
Class B	2,952	97,636
Class C	2,335,395	23,900,574
Class I	65,424,212	374,243,229
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	6,287,424	52,070,599
Class B	5,012	289,706
Class C	1,036,787	11,985,618
Class I	4,250,282	23,093,780
Cost of shares redeemed
Class A	(62,858,604)	(395,385,791)
Class B	(76,797)	(2,352,032)
Class C	(8,361,832)	(135,670,059)
Class I	(64,803,824)	(305,867,231)
Net asset value of shares exchanged
Class A	181,803	7,478,483
Class B	(181,803)	(7,478,483)
Net asset value of shares merged(2)
Class A	205,964	—
Class B	(205,964)	—
Net decrease in net assets from Fund share transactions	$(37,137,949)	$(227,254,945)

Net decrease in net assets	$(50,434,536)	$(305,660,431)

Net Assets
At beginning of year	$399,299,481	$3,151,836,430
At end of year(3)	$348,864,945	$2,846,175,999

(1)	For the year ended September 30, 2017, the source of distributions was from net investment income.

(2)	At the close of business on September 20, 2017, Class B shares of AMT-Free Fund were merged into Class A shares.

(3)

Includes accumulated undistributed net investment income of $1,527,723 and $10,219,475, respectively, at September 30, 2017. The requirement to disclose the corresponding amounts as of September 30, 2018 was eliminated.

26	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2018

Statements of Cash Flows

	Year Ended September 30, 2018
Cash Flows From Operating Activities	AMT-Free Fund	National Fund
Net increase in net assets from operations	$2,657,017	$19,628,465
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(73,233,137)	(1,997,347,418)
Investments sold	104,092,088	2,264,986,227
Net amortization/accretion of premium (discount)	(271,586)	10,095,450
Decrease in deposits for derivatives collateral — financial futures contracts	99,205	1,050,000
Decrease in interest receivable	84,255	2,307,350
Decrease (increase) in receivable for variation margin on open financial futures contracts	15,836	(234,339)
Decrease in payable for variation margin on open financial futures contracts	—	(46,875)
Decrease in payable to affiliate for investment adviser fee	(15,852)	(79,955)
Decrease in payable to affiliate for distribution and service fees	(8,856)	(120,520)
Increase (decrease) in interest expense and fees payable	56,821	(139,697)
Decrease in accrued expenses	(26,931)	(100,561)
Net change in unrealized (appreciation) depreciation from investments	11,208,298	104,011,599
Net realized gain from investments	(78,790)	(16,443,812)
Net cash provided by operating activities	$44,578,368	$387,565,914

Cash Flows From Financing Activities
Proceeds from Fund shares sold	$38,675,215	$310,481,384
Fund shares redeemed	(83,040,042)	(624,175,024)
Cash distributions paid	(2,072,865)	(15,575,387)
Repayment of secured borrowings	(3,520,000)	(85,290,000)
Increase in demand note payable	—	17,400,000
Net cash used in financing activities	$(49,957,692)	$(397,159,027)

Net decrease in cash	$(5,379,324)	$(9,593,113)

Cash at beginning of year	$11,322,012	$9,682,385

Cash at end of year	$5,942,688	$89,272

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$9,835,764	$79,877,402
Cash paid for interest and fees	$722,375	$5,249,455

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2018

Financial Highlights

	AMT-Free Fund — Class A
	Year Ended September 30,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$9.130	$9.430	$9.210	$9.350	$8.670

Income (Loss) From Operations
Net investment income(1)	$0.336	$0.351	$0.358	$0.374	$0.395
Net realized and unrealized gain (loss)	(0.262)	(0.298)	0.218	(0.142)	0.677

Total income from operations	$0.074	$0.053	$0.576	$0.232	$1.072

Less Distributions
From net investment income	$(0.334)	$(0.353)	$(0.356)	$(0.372)	$(0.392)

Total distributions	$(0.334)	$(0.353)	$(0.356)	$(0.372)	$(0.392)

Net asset value — End of year	$8.870	$9.130	$9.430	$9.210	$9.350

Total Return(2)	0.83%	0.64%	6.33%	2.52%	12.63%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$139,623	$155,589	$198,762	$194,227	$200,408
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.81%	0.82%	0.81%	0.82%	0.83%
Interest and fee expense(4)	0.24%	0.16%	0.10%	0.08%	0.09%
Total expenses(3)	1.05%	0.98%	0.91%	0.90%	0.92%
Net investment income	3.74%	3.86%	3.81%	4.02%	4.40%
Portfolio Turnover	18%	33%	21%	17%	24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2018

Financial Highlights — continued

	AMT-Free Fund — Class C
	Year Ended September 30,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$9.080	$9.380	$9.160	$9.300	$8.620

Income (Loss) From Operations
Net investment income(1)	$0.267	$0.281	$0.286	$0.302	$0.326
Net realized and unrealized gain (loss)	(0.262)	(0.298)	0.218	(0.142)	0.677

Total income (loss) from operations	$0.005	$(0.017)	$0.504	$0.160	$1.003

Less Distributions
From net investment income	$(0.265)	$(0.283)	$(0.284)	$(0.300)	$(0.323)

Total distributions	$(0.265)	$(0.283)	$(0.284)	$(0.300)	$(0.323)

Net asset value — End of year	$8.820	$9.080	$9.380	$9.160	$9.300

Total Return(2)	0.06%	(0.12)%	5.56%	1.75%	11.84%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$32,545	$39,099	$45,606	$41,903	$37,193
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.56%	1.57%	1.56%	1.57%	1.58%
Interest and fee expense(4)	0.24%	0.16%	0.10%	0.08%	0.09%
Total expenses(3)	1.80%	1.73%	1.66%	1.65%	1.67%
Net investment income	2.99%	3.11%	3.06%	3.27%	3.65%
Portfolio Turnover	18%	33%	21%	17%	24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2018

Financial Highlights — continued

	AMT-Free Fund — Class I
	Year Ended September 30,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$9.970	$10.300	$10.060	$10.210	$9.470

Income (Loss) From Operations
Net investment income(1)	$0.391	$0.407	$0.415	$0.434	$0.455
Net realized and unrealized gain (loss)	(0.292)	(0.327)	0.240	(0.152)	0.737

Total income from operations	$0.099	$0.080	$0.655	$0.282	$1.192

Less Distributions
From net investment income	$(0.389)	$(0.410)	$(0.415)	$(0.432)	$(0.452)

Total distributions	$(0.389)	$(0.410)	$(0.415)	$(0.432)	$(0.452)

Net asset value — End of year	$9.680	$9.970	$10.300	$10.060	$10.210

Total Return(2)	1.02%	0.87%	6.60%	2.70%	12.99%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$132,313	$154,177	$154,458	$109,937	$102,404
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.56%	0.57%	0.56%	0.57%	0.58%
Interest and fee expense(4)	0.24%	0.16%	0.10%	0.08%	0.09%
Total expenses(3)	0.80%	0.73%	0.66%	0.65%	0.67%
Net investment income	3.98%	4.09%	4.04%	4.27%	4.64%
Portfolio Turnover	18%	33%	21%	17%	24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2018

Financial Highlights — continued

	National Fund — Class A
	Year Ended September 30,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$9.930	$10.170	$9.810	$9.870	$9.170

Income (Loss) From Operations
Net investment income(1)	$0.350	$0.366	$0.385	$0.389	$0.446
Net realized and unrealized gain (loss)	(0.277)	(0.242)	0.357	(0.064)	0.707

Total income from operations	$0.073	$0.124	$0.742	$0.325	$1.153

Less Distributions
From net investment income	$(0.353)	$(0.364)	$(0.382)	$(0.385)	$(0.453)

Total distributions	$(0.353)	$(0.364)	$(0.382)	$(0.385)	$(0.453)

Net asset value — End of year	$9.650	$9.930	$10.170	$9.810	$9.870

Total Return(2)	0.76%	1.31%	7.68%	3.35%	12.89%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,419,239	$1,600,127	$1,857,375	$1,899,324	$2,126,465
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.69%	0.68%	0.67%	0.67%	0.71%
Interest and fee expense(4)	0.19%	0.16%	0.12%	0.09%	0.09%
Total expenses(3)	0.88%	0.84%	0.79%	0.76%	0.80%
Net investment income	3.58%	3.71%	3.83%	3.94%	4.71%
Portfolio Turnover	67%	70%	71%	57%	47%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2018

Financial Highlights — continued

	National Fund — Class B
	Year Ended September 30,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$9.930	$10.170	$9.810	$9.870	$9.170

Income (Loss) From Operations
Net investment income(1)	$0.275	$0.292	$0.311	$0.315	$0.379
Net realized and unrealized gain (loss)	(0.275)	(0.242)	0.356	(0.064)	0.704

Total income from operations	$—	$0.050	$0.667	$0.251	$1.083

Less Distributions
From net investment income	$(0.280)	$(0.290)	$(0.307)	$(0.311)	$(0.383)

Total distributions	$(0.280)	$(0.290)	$(0.307)	$(0.311)	$(0.383)

Net asset value — End of year	$9.650	$9.930	$10.170	$9.810	$9.870

Total Return(2)	0.01%	0.55%	6.88%	2.58%	12.06%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,964	$6,718	$16,644	$25,732	$42,655
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.44%	1.43%	1.42%	1.42%	1.46%
Interest and fee expense(4)	0.19%	0.16%	0.12%	0.09%	0.09%
Total expenses(3)	1.63%	1.59%	1.54%	1.51%	1.55%
Net investment income	2.81%	2.96%	3.10%	3.20%	4.01%
Portfolio Turnover	67%	70%	71%	57%	47%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2018

Financial Highlights — continued

	National Fund — Class C
	Year Ended September 30,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$9.930	$10.170	$9.810	$9.870	$9.170

Income (Loss) From Operations
Net investment income(1)	$0.276	$0.292	$0.310	$0.315	$0.376
Net realized and unrealized gain (loss)	(0.276)	(0.242)	0.357	(0.064)	0.707

Total income from operations	$—	$0.050	$0.667	$0.251	$1.083

Less Distributions
From net investment income	$(0.280)	$(0.290)	$(0.307)	$(0.311)	$(0.383)

Total distributions	$(0.280)	$(0.290)	$(0.307)	$(0.311)	$(0.383)

Net asset value — End of year	$9.650	$9.930	$10.170	$9.810	$9.870

Total Return(2)	0.01%	0.56%	6.88%	2.58%	12.06%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$363,026	$462,269	$576,664	$585,346	$645,801
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.44%	1.43%	1.42%	1.42%	1.46%
Interest and fee expense(4)	0.19%	0.16%	0.12%	0.09%	0.09%
Total expenses(3)	1.63%	1.59%	1.54%	1.51%	1.55%
Net investment income	2.83%	2.96%	3.08%	3.19%	3.98%
Portfolio Turnover	67%	70%	71%	57%	47%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2018

Financial Highlights — continued

	National Fund — Class I
	Year Ended September 30,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$9.930	$10.170	$9.810	$9.870	$9.180

Income (Loss) From Operations
Net investment income(1)	$0.374	$0.390	$0.410	$0.413	$0.478
Net realized and unrealized gain (loss)	(0.277)	(0.241)	0.357	(0.063)	0.690

Total income from operations	$0.097	$0.149	$0.767	$0.350	$1.168

Less Distributions
From net investment income	$(0.377)	$(0.389)	$(0.407)	$(0.410)	$(0.478)

Total distributions	$(0.377)	$(0.389)	$(0.407)	$(0.410)	$(0.478)

Net asset value — End of year	$9.650	$9.930	$10.170	$9.810	$9.870

Total Return(2)	1.01%	1.56%	7.94%	3.50%	13.17%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$756,446	$777,063	$701,153	$674,696	$686,514
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.44%	0.43%	0.42%	0.42%	0.46%
Interest and fee expense(4)	0.19%	0.16%	0.12%	0.09%	0.09%
Total expenses(3)	0.63%	0.59%	0.54%	0.51%	0.55%
Net investment income	3.83%	3.95%	4.09%	4.19%	5.07%
Portfolio Turnover	67%	70%	71%	57%	47%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. The Funds’ investment objective is to provide current income exempt from regular federal income tax. The AMT-Free Fund offers three classes of shares. The National Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of National Fund automatically convert to Class A shares eight years after their purchase as described in National Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of September 30, 2018, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

35

Eaton Vance

Municipal Income Funds

September 30, 2018

Notes to Financial Statements — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2018. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At September 30, 2018, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	AMT-Free Fund	National Fund

Floating Rate Notes Outstanding	$37,473,666	$180,544,572
Interest Rate or Range of Interest Rates (%)	1.58 - 1.61	1.58 - 1.59
Collateral for Floating Rate Notes Outstanding	$56,246,609	$251,193,910

For the year ended September 30, 2018, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	AMT-Free Fund	National Fund

Average Floating Rate Notes Outstanding	$39,928,466	$265,330,164
Average Interest Rate	1.95%	1.93%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2018.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

36

Eaton Vance

Municipal Income Funds

September 30, 2018

Notes to Financial Statements — continued

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2018 and September 30, 2017 was as follows:

	AMT-Free Fund		National Fund
	Year Ended September 30,		Year Ended September 30,
	2018	2017	2018	2017

Tax-exempt income	$11,929,426	$13,629,608	$88,289,992	$99,639,707
Ordinary income	$3,595	$129,763	$6,972,950	$5,980,181

During the year ended September 30, 2018, the following amounts were reclassified due to expired capital loss carryforwards.

	AMT-Free Fund	National Fund

Change in:
Paid-in capital	$(10,549,691)	$(797,269,778)
Accumulated loss	$10,549,691	$797,269,778

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

37

Eaton Vance

Municipal Income Funds

September 30, 2018

Notes to Financial Statements — continued

As of September 30, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	AMT-Free Fund	National Fund

Undistributed tax-exempt income	$1,708,817	$11,502,329
Capital loss carryforwards and deferred capital losses	$(27,565,059)	$(303,314,491)
Net unrealized appreciation	$16,782,318	$112,965,774
Other temporary differences	$(181,093)	$(1,240,530)

At September 30, 2018, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	AMT-Free Fund	National Fund
September 30, 2019	$—	$56,374,590

Total capital loss carryforwards	$—	$56,374,590

Deferred capital losses:
Short-term	$13,995,870	$150,318,092
Long-term	$13,569,189	$96,621,809

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at September 30, 2018, as determined on a federal income tax basis, were as follows:

	AMT-Free Fund	National Fund

Aggregate cost	$278,400,251	$2,407,555,446

Gross unrealized appreciation	$19,207,095	$138,302,615
Gross unrealized depreciation	(2,424,777)	(25,336,841)

Net unrealized appreciation	$16,782,318	$112,965,774

38

Eaton Vance

Municipal Income Funds

September 30, 2018

Notes to Financial Statements — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) for AMT-Free Fund and Boston Management and Research (BMR), a subsidiary of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1 billion	0.275	2.75
$1 billion up to $1.5 billion	0.250	2.50
$1.5 billion up to $2 billion	0.225	2.25
$2 billion up to $3 billion	0.200	2.00
$3 billion and over	0.175	1.75

For the year ended September 30, 2018, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	AMT-Free Fund	National Fund

Investment Adviser Fee	$1,389,722	$9,427,244
Effective Annual Rate	0.44%	0.35%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the year ended September 30, 2018 were as follows:

	AMT-Free Fund	National Fund

EVM’s Sub-Transfer Agent Fees	$12,080	$124,917
EVD’s Class A Sales Charges	$12,575	$86,883

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2018 for Class A shares amounted to the following:

	AMT-Free Fund	National Fund

Class A Distribution and Service Fees	$365,510	$3,748,213

39

Eaton Vance

Municipal Income Funds

September 30, 2018

Notes to Financial Statements — continued

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and/or Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended September 30, 2018, the Funds paid or accrued to EVD the following distribution fees:

	AMT-Free Fund	National Fund

Class B Distribution Fees	$—	$30,433
Class C Distribution Fees	$266,133	$3,099,679

Pursuant to the Class B and Class C Plans, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2018 amounted to the following:

	AMT-Free Fund	National Fund

Class B Service Fees	$—	$10,144
Class C Service Fees	$88,711	$1,033,226

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended September 30, 2018, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	AMT-Free Fund	National Fund

Class A	$4,000	$1,000
Class B	$—	$2,000
Class C	$2,000	$11,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended September 30, 2018 were as follows:

	AMT-Free Fund	National Fund

Purchases	$62,797,916	$1,960,553,329
Sales	$101,828,293	$2,293,321,534

40

Eaton Vance

Municipal Income Funds

September 30, 2018

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

AMT-Free Fund
	Year Ended September 30, 2018
	Class A	Class B	Class C	Class I

Sales	1,410,160	—	219,922	2,442,370
Issued to shareholders electing to receive payments of distributions in Fund shares	548,382	—	100,461	410,172
Redemptions	(3,256,501)	—	(936,704)	(4,654,134)

Net decrease	(1,297,959)	—	(616,321)	(1,801,592)

	Year Ended September 30, 2017
	Class A	Class B(1)	Class C	Class I

Sales	2,163,432	327	257,467	6,592,820
Issued to shareholders electing to receive payments of distributions in Fund shares	692,435	556	114,812	428,335
Redemptions	(6,933,019)	(8,583)	(928,788)	(6,554,849)
Exchange from Class B shares	20,078	—	—	—
Exchange to Class A shares	—	(20,212)	—	—
Merger from Class B shares	22,496	—	—	—
Merger to Class A shares	—	(22,636)	—	—

Net increase (decrease)	(4,034,578)	(50,548)	(556,509)	466,306

(1)	At the close of business on September 20, 2017, Class B shares of AMT-Free Fund were merged into Class A shares.

National Fund
	Year Ended September 30, 2018
	Class A	Class B	Class C	Class I

Sales	8,446,990	998	1,578,271	22,766,344
Issued to shareholders electing to receive payments of distributions in Fund shares	4,651,612	10,278	1,031,149	2,503,247
Redemptions	(27,655,284)	(117,456)	(11,575,817)	(25,198,655)
Exchange from Class B shares	367,236	—	—	—
Exchange to Class A shares	—	(367,220)	—	—

Net increase (decrease)	(14,189,446)	(473,400)	(8,966,397)	70,936

	Year Ended September 30, 2017
	Class A	Class B	Class C	Class I

Sales	12,835,603	10,004	2,428,369	38,187,835
Issued to shareholders electing to receive payments of distributions in Fund shares	5,288,742	29,457	1,217,398	2,344,480
Redemptions	(40,305,026)	(238,801)	(13,773,358)	(31,184,190)
Exchange from Class B shares	760,362	—	—	—
Exchange to Class A shares	—	(760,484)	—	—

Net increase (decrease)	(21,420,319)	(959,824)	(10,127,591)	9,348,125

41

Eaton Vance

Municipal Income Funds

September 30, 2018

Notes to Financial Statements — continued

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At September 30, 2018, the National Fund had a balance outstanding pursuant to this line of credit of $17,400,000 at an interest rate of 2.93%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at September 30, 2018. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2018. The Funds’ average borrowings or allocated fees during the year ended September 30, 2018 were not significant.

Effective October 30, 2018, the Funds renewed their line of credit agreement, which expires October 29, 2019, at substantially the same terms.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2018 is included in the Portfolio of Investments. At September 30, 2018, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2018 were as follows:

	AMT-Free Fund		National Fund

Asset Derivative:
Futures Contracts	$604,959	(1)	$5,031,282	(1)

Total	$604,959		$5,031,282

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended September 30, 2018 was as follows:

	AMT-Free Fund		National Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$1,692,615	(1)	$11,599,272	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$107,170	(2)	$1,272,384	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

42

Eaton Vance

Municipal Income Funds

September 30, 2018

Notes to Financial Statements — continued

The average notional cost of futures contracts outstanding during the year ended September 30, 2018, which is indicative of the volume of this derivative type, was approximately as follows:

	AMT-Free Fund	National Fund

Average Notional Cost:
Futures Contracts — Short	$35,515,000	$221,027,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2018, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$332,656,235	$—	$332,656,235

Total Investments	$—	$332,656,235	$—	$332,656,235

Futures Contracts	$604,959	$—	$—	$604,959

Total	$604,959	$332,656,235	$—	$333,261,194

National Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$2,614,134,621	$—	$2,614,134,621

Taxable Municipal Securities	—	86,931,171	—	86,931,171

Total Investments	$—	$2,701,065,792	$—	$2,701,065,792

Futures Contracts	$5,031,282	$—	$—	$5,031,282

Total	$5,031,282	$2,701,065,792	$—	$2,706,097,074

43

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance AMT-Free Municipal Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance AMT-Free Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of September 30, 2018, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

November 19, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

44

Eaton Vance

National Municipal Income Fund

September 30, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance National Municipal Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance National Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Municipals Trust), including the portfolio of investments, as of September 30, 2018, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

November 19, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

45

Eaton Vance

Municipal Income Funds

September 30, 2018

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2019 will show the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended September 30, 2018, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

AMT-Free Municipal Income Fund	99.97%
National Municipal Income Fund	92.68%

46

Eaton Vance

Municipal Income Funds

September 30, 2018

Special Meeting of Shareholders (Unaudited)

Each Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to each Fund were as follows:

	AMT-Free Municipal Income Fund		National Municipal Income Fund
	Number of Shares		Number of Shares
Nominee for Trustee	For	Withheld	For	Withheld
Mark R. Fetting	28,401,084	335,931	232,423,404	4,803,972
Keith Quinton	28,632,361	104,655	232,212,264	5,015,112
Marcus L. Smith	28,618,951	118,065	232,325,182	4,902,194
Susan J. Sutherland	28,632,248	104,767	232,138,978	5,088,398
Scott E. Wennerholm	28,612,291	124,724	232,346,101	4,881,275

Results	are rounded to the nearest whole number.

47

Eaton Vance

Municipal Income Funds

September 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

48

Eaton Vance

Municipal Income Funds

September 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that (i) the continuation of the investment advisory agreement of Eaton Vance AMT-Free Municipal Income Fund (the “AMT-Free Muni Income Fund”) with Eaton Vance Management (“EVM”) and (ii) the continuation of the investment advisory agreement of Eaton Vance National Municipal Income Fund (the “National Muni Income Fund”, together with the AMT-Free Muni Income Fund, the “Funds” and each, a “Fund”) with Boston Management and Research (“BMR”) (EVM, with respect to the AMT-Free Muni Income Fund, and BMR, with respect to the National Muni Income Fund, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of each Fund, the Board evaluated the nature, extent and quality of services provided to the Funds by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, respectively, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of each Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered each Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the applicable Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Advisers or its affiliates may be subject in managing the Funds.

49

Eaton Vance

Municipal Income Funds

September 30, 2018

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for each Fund.

In this regard, the Board noted each Fund’s performance relative to its peer group, primary benchmark index and secondary benchmark index for the three-year period, as follows:

Fund	Performance Relative to:
	Median of Peers	Primary Index	Secondary Index
Eaton Vance AMT-Free Municipal Income Fund	Higher	Lower	Lower
Eaton Vance National Municipal Income Fund	Higher	Higher	Lower

The Board considered, among other things, each Adviser’s efforts to generate competitive levels of tax-exempt current income over time through investments that, relative to comparable funds, focus on higher quality municipal bonds with longer maturities. The Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

50

Eaton Vance

Municipal Income Funds

September 30, 2018

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

51

Eaton Vance

Municipal Income Funds

September 30, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust and Eaton Vance Mutual Funds Trust (collectively, the Trusts) are responsible for the overall management and supervision of the Trusts’ affairs. The Trustees and officers of the Trusts are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trusts hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trusts, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trusts	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trusts.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

52

Eaton Vance

Municipal Income Funds

September 30, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trusts	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Director of DCT Industrial Trust Inc. (logistics real estate company) (since 2017).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006). Ms. Taggart has apprised the Board of Trustees that she intends to retire as a Trustee of all Eaton Vance Funds effective December 31, 2018.

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Name and Year of Birth	Position(s) with the Trusts	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

53

Eaton Vance

Municipal Income Funds

September 30, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trusts	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

54

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Advisers

AMT-Free Municipal Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

National Municipal Income Fund

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

448    9.30.18

Eaton Vance

Municipals Trust

Annual Report

September 30, 2018

California Opportunities     •    Massachusetts    •    New York    •    Ohio

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report September 30, 2018

Eaton Vance

Municipal Income Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

California Municipal Opportunities Fund	4
Massachusetts Municipal Income Fund	6
New York Municipal Income Fund	8
Ohio Municipal Income Fund	10

Endnotes and Additional Disclosures	12

Fund Expenses	13

Financial Statements	16

Report of Independent Registered Public Accounting Firm	60

Federal Tax Information	61

Special Meeting of Shareholders	62

Board of Trustees’ Contract Approval	63

Management and Organization	67

Important Notices	70

Eaton Vance

Municipal Income Funds

September 30, 2018

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The fiscal year that began October 1, 2017 was characterized by a flattening of the municipal bond yield curve. Long-term interest rates drifted downward in the first month of the period — despite the U.S. Federal Reserve Board (the Fed) rate hikes the previous March and June 2017 that put upward pressure on short-term rates.

In November and December 2017, however, the municipal market experienced considerable volatility after the GOP-controlled House and Senate released and then passed new tax legislation. The most significant change to the municipal market was the elimination of an issuer’s ability to refinance debt prior to its call date through the issuance of advanced refunding bonds — which accounted for just under 20% of new issuance over the past 10 years. As a result, December 2017 witnessed the largest-ever one-month issuance of new municipal debt, as issuers rushed to beat the December 31, 2017 deadline. Investors sold short maturity bonds to buy new-issue longer maturity bonds in anticipation of lower supply going forward. The net result was rising prices on longer-term debt that drove more flattening of the yield curve in December 2017.

But as the new year began, bond prices reversed direction. Signs of increasing inflation, higher wage growth, and fears that the new tax legislation might overheat the economy pushed interest rates up and caused longer-term bond prices to decline.

Upward pressure on short-term rates continued in March and June 2018 as the Fed delivered its first two rate hikes of the year. At the long end of the curve, however, fluctuating perceptions of geopolitical risk were a primary driver of rates from April through the end of August 2018. Investors toggled between concern that the U.S. was initiating a global trade war and optimism about economic growth and a potential detente between the U.S. and North Korea. Meanwhile, ongoing lower yields for German and Japanese bonds, compared with U.S. Treasurys, weighed on longer-term U.S. yields. In September 2018, however, the Fed hiked rates again and both U.S. Treasury and municipal rates rose across the curve. The net result for the period was a continued flattening of the yield curve, as the spread between two-year and 10-year rates narrowed significantly.

For the 12-month period, the Bloomberg Barclays Municipal Bond Index (the Index),2 a broad measure of the asset class, returned 0.35%. For the period as a whole, the municipal bond yield curve flattened. Rates for AAA-rated7 bonds rose across the curve, but rate increases were greater at the short end of the curve than the long end. On a total return basis, longer maturities in general outperformed shorter maturities, and lower-rated bonds generally outperformed higher-rated issues. Across most of the curve, municipal bonds generally outperformed U.S. Treasurys.

Fund Performance

For the fiscal year ended September 30, 2018, the California Opportunities Fund’s Class A shares at net asset value (NAV) outperformed the 0.35% return of the Funds’ primary benchmark, the Index, while the Massachusetts, New York, and Ohio Funds’ Class A shares at NAV underperformed the Index.

The Massachusetts, New York, and Ohio Funds’ overall strategy is to normally invest in bonds with maturities of 10 years or more to pursue higher yields and greater income streams compared with shorter-maturity issues. The California Municipal Opportunities Fund uses a flexible investment strategy to seek opportunities virtually anywhere on the yield curve, the credit curve, and across different sectors.

Management has the ability to be opportunistic in pursuing the California Municipal Opportunities Fund’s after-tax total return objective, trading holdings whenever opportunities arise, with the ability to invest up to 20% of net assets in debt obligations other than tax-exempt municipal bonds, including, but not limited to, taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. government, its agencies and instrumentalities. Up to 50% of the California Municipal Opportunities Fund’s net assets may be invested in below-investment-grade securities.

The Funds seek to enhance tax-exempt income through the use of leveraged investments by purchasing residual interest bonds.6 Leverage has the effect of magnifying the Funds’ exposure to its underlying investments in both up and down markets. During this period of rising rates and falling bond prices, residual interest bonds were a slight detractor from performance versus the Index — which does not employ leverage — for all four Funds.

By using Treasury futures and/or interest-rate swaps, management may hedge, to various degrees, against the greater potential risk of volatility caused by the use of leveraged investments and investing in bonds at the long end of the yield curve. As a risk management tactic within the Funds’ overall strategies, interest rate hedging is intended to moderate performance on both the upside and downside of the market. In a period when municipal and Treasury bonds generally declined in price, the Funds’ Treasury futures hedge mitigated a portion of that decline — and was a contributor to relative results versus the unhedged Index — for the Massachusetts, New York, and Ohio Funds. The California Fund did not use an interest rate hedge for the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Funds

September 30, 2018

Management’s Discussion of Fund Performance — continued

State-specific Results

Eaton Vance California Municipal Opportunities Fund’s Class A shares at NAV returned 0.52% during the fiscal year ended September 30, 2018, outperforming the 0.35% return of the Index. Contributors to performance relative to the Index included security selection in general obligation (GO) bonds, security selection in the water and sewer sector, and security selection in insured and uninsured Puerto Rico bonds. This was due to strong performance of Puerto Rico’s debt in the second half of the period, as ongoing bankruptcy negotiations led to anticipation that bondholder recoveries could exceed those originally anticipated by the market. The Fund’s insured Puerto Rico holdings were insured by various municipal bond insurers. It should be noted that most uninsured bonds issued by the Commonwealth of Puerto Rico and its various conduit issuers were no longer included in the Index. As Puerto Rico continued to deal with an ongoing fiscal crisis, bonds issued by various legal entities were impacted by a number of factors throughout the period, including monetary default. As the period ended, Puerto Rico continued to negotiate with creditors and address its current debt structure under the Puerto Rico Oversight, Management, and Economic Stability Act passed by the U.S. Congress.

In contrast, the main detractors from performance versus the Index were security selection in the education sector, security selection in taxable municipal bonds, and security selection in the industrial development revenue (IDR) sector.

Eaton Vance Massachusetts Municipal Income Fund’s Class A shares at NAV returned –0.17%, underperforming the 0.35% return of the Index. Security selection in GO bonds, security selection in the special tax sector, and security selection in zero-coupon bonds all detracted from performance versus the Index. In contrast, contributors to results versus the Index included the Fund’s hedging strategy; security selection in the health care sector, the best-performing sector in the Index during the period; and security selection in the water and sewer sector.

Eaton Vance New York Municipal Income Fund’s Class A shares at NAV returned –0.26%, underperforming the 0.35% return of the Index. Detractors from performance relative to the Index included security selection and an overweight, relative to the Index, in zero-coupon bonds; security selection in prerefunded bonds; and an overweight and security selection in the special tax sector. Contributors to performance versus the Index included the Fund’s hedging strategy, an overweight in the IDR sector, and security selection in the health care sector.

Eaton Vance Ohio Municipal Income Fund’s Class A shares at NAV returned –0.45%, underperforming the 0.35% return of the Index. Security selection in GO bonds, an overweight and security selection in zero-coupon bonds, and leveraged investments all detracted from performance versus the Index. Contributors to performance relative to the Index included the Fund’s hedging strategy, security selection in insured Puerto Rico bonds, and security selection and an overweight in the IDR sector.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

California Municipal Opportunities Fund

September 30, 2018

Performance2,3

Portfolio Managers Craig R. Brandon, CFA and Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	05/27/1994	12/19/1985	0.52%	4.45%	4.92%
Class A with 4.75% Maximum Sales Charge	—	—	–4.26	3.44	4.41
Class C at NAV	08/31/2004	12/19/1985	–0.08	3.69	4.15
Class C with 1% Maximum Sales Charge	—	—	–1.06	3.69	4.15
Class I at NAV	03/03/2008	12/19/1985	0.77	4.71	5.19
Bloomberg Barclays Municipal Bond Index	—	—	0.35%	3.54%	4.75%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.83%	1.58%	0.58%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.62%	1.88%	2.87%
Taxable-Equivalent Distribution Rate			5.10	3.66	5.59
SEC 30-day Yield			2.03	1.38	2.38
Taxable-Equivalent SEC 30-day Yield			3.96	2.70	4.64

% Total Leverage[6]
Residual Interest Bond (RIB) Financing					2.49%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	09/30/2008	$15,019	N.A.
Class I	$250,000	09/30/2008	$414,845	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

California Municipal Opportunities Fund

September 30, 2018

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2018

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	04/18/1991	–0.17%	3.61%	4.75%
Class A with 4.75% Maximum Sales Charge	—	—	–4.88	2.60	4.24
Class C at NAV	05/02/2006	04/18/1991	–0.80	2.87	3.98
Class C with 1% Maximum Sales Charge	—	—	–1.77	2.87	3.98
Class I at NAV	06/17/1993	04/18/1991	0.15	3.82	4.96
Bloomberg Barclays Municipal Bond Index	—	—	0.35%	3.54%	4.75%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	1.03	4.83	6.07

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.76%	1.52%	0.56%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.99%	2.25%	3.19%
Taxable-Equivalent Distribution Rate			5.32	4.00	5.68
SEC 30-day Yield			1.93	1.28	2.23
Taxable-Equivalent SEC 30-day Yield			3.44	2.28	3.97

% Total Leverage[6]
RIB Financing					2.47%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	09/30/2008	$14,782	N.A.
Class I	$250,000	09/30/2008	$405,742	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2018

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

New York Municipal Income Fund

September 30, 2018

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	04/15/1994	08/30/1990	–0.26%	4.02%	5.13%
Class A with 4.75% Maximum Sales Charge	—	—	–4.96	3.02	4.62
Class C at NAV	09/30/2003	08/30/1990	–1.10	3.22	4.34
Class C with 1% Maximum Sales Charge	—	—	–2.07	3.22	4.34
Class I at NAV	03/03/2008	08/30/1990	–0.06	4.22	5.34
Bloomberg Barclays Municipal Bond Index	—	—	0.35%	3.54%	4.75%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	1.03	4.83	6.07

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.77%	1.52%	0.57%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.91%	2.17%	3.11%
Taxable-Equivalent Distribution Rate			5.39	4.02	5.76
SEC 30-day Yield			2.19	1.55	2.50
Taxable-Equivalent SEC 30-day Yield			4.05	2.87	4.63

% Total Leverage[6]
RIB Financing					3.46%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	09/30/2008	$15,298	N.A.
Class I	$250,000	09/30/2008	$420,761	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

New York Municipal Income Fund

September 30, 2018

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

9

Eaton Vance

Ohio Municipal Income Fund

September 30, 2018

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	04/18/1991	–0.45%	3.90%	4.67%
Class A with 4.75% Maximum Sales Charge	—	—	–5.18	2.89	4.15
Class C at NAV	02/03/2006	04/18/1991	–1.09	3.12	3.90
Class C with 1% Maximum Sales Charge	—	—	–2.05	3.12	3.90
Class I at NAV	08/03/2010	04/18/1991	–0.14	4.10	4.84
Bloomberg Barclays Municipal Bond Index	—	—	0.35%	3.54%	4.75%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	1.03	4.83	6.07

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.83%	1.58%	0.63%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			3.10%	2.36%	3.30%
Taxable-Equivalent Distribution Rate			5.51	4.20	5.87
SEC 30-day Yield			2.33	1.70	2.64
Taxable-Equivalent SEC 30-day Yield			4.14	3.02	4.70

% Total Leverage[6]
RIB Financing					5.64%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	09/30/2008	$14,668	N.A.
Class I	$250,000	09/30/2008	$401,348	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

10

Eaton Vance

Ohio Municipal Income Fund

September 30, 2018

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

11

Eaton Vance

Municipal Income Funds

September 30, 2018

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. For Ohio Municipal Income Fund, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[7]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

12

Eaton Vance

Municipal Income Funds

September 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 – September 30, 2018).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance California Municipal Opportunities Fund

	Beginning Account Value (4/1/18)	Ending Account Value (9/30/18)	Expenses Paid During Period* (4/1/18 – 9/30/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,011.10	$4.23	0.84%
Class C	$1,000.00	$1,008.20	$8.00	1.59%
Class I	$1,000.00	$1,012.40	$2.98	0.59%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.26	0.84%
Class C	$1,000.00	$1,017.10	$8.04	1.59%
Class I	$1,000.00	$1,022.10	$2.99	0.59%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2018.

13

Eaton Vance

Municipal Income Funds

September 30, 2018

Fund Expenses — continued

Eaton Vance Massachusetts Municipal Income Fund

	Beginning Account Value (4/1/18)	Ending Account Value (9/30/18)	Expenses Paid During Period* (4/1/18 – 9/30/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,003.30	$3.87	0.77%
Class C	$1,000.00	$999.60	$7.62	1.52%
Class I	$1,000.00	$1,004.30	$2.86	0.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.90	0.77%
Class C	$1,000.00	$1,017.40	$7.69	1.52%
Class I	$1,000.00	$1,022.20	$2.89	0.57%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2018.

Eaton Vance New York Municipal Income Fund

	Beginning Account Value (4/1/18)	Ending Account Value (9/30/18)	Expenses Paid During Period* (4/1/18 – 9/30/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,003.20	$3.97	0.79%
Class C	$1,000.00	$999.40	$7.72	1.54%
Class I	$1,000.00	$1,004.20	$2.96	0.59%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$4.00	0.79%
Class C	$1,000.00	$1,017.30	$7.79	1.54%
Class I	$1,000.00	$1,022.10	$2.99	0.59%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2018.

14

Eaton Vance

Municipal Income Funds

September 30, 2018

Fund Expenses — continued

Eaton Vance Ohio Municipal Income Fund

	Beginning Account Value (4/1/18)	Ending Account Value (9/30/18)	Expenses Paid During Period* (4/1/18 – 9/30/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,006.30	$4.22	0.84%
Class C	$1,000.00	$1,002.50	$7.98	1.59%
Class I	$1,000.00	$1,007.30	$3.22	0.64%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.26	0.84%
Class C	$1,000.00	$1,017.10	$8.04	1.59%
Class I	$1,000.00	$1,021.90	$3.24	0.64%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2018.

15

Eaton Vance

California Municipal Opportunities Fund

September 30, 2018

Portfolio of Investments

Tax-Exempt Municipal Securities — 107.3%
Security	Principal Amount (000’s omitted)	Value

Education — 9.0%
California Educational Facilities Authority, (Art Center College of Design), 5.00%, 12/1/24	$225	$256,390
California Educational Facilities Authority, (Art Center College of Design), 5.00%, 12/1/25	240	276,403
California Educational Facilities Authority, (Art Center College of Design), 5.00%, 12/1/26	250	290,675
California Educational Facilities Authority, (Claremont McKenna College), 5.25%, 1/1/30	1,000	1,068,300
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	2,895	2,978,289
California Educational Facilities Authority, (Mount Saint Mary’s University), 5.00%, 10/1/23	115	130,334
California Educational Facilities Authority, (Mount Saint Mary’s University), 5.00%, 10/1/24	100	114,924
California Educational Facilities Authority, (Mount Saint Mary’s University), 5.00%, 10/1/25	100	116,446
California Educational Facilities Authority, (Mount Saint Mary’s University), 5.00%, 10/1/26	100	117,861
California Educational Facilities Authority, (Mount Saint Mary’s University), 5.00%, 10/1/27	100	118,967
California Educational Facilities Authority, (Santa Clara University), 5.00%, 4/1/33	1,000	1,136,860
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/36	3,685	4,124,473
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/25	275	314,328
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/26	300	345,603
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/27	300	348,288
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	915	994,129
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	960	1,041,859
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/28(1)(2)	380	427,284
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/38(1)(2)	1,000	1,082,930
California State University, 5.00%, 11/1/41	2,735	3,069,846
California State University, 5.25%, 11/1/31	1,465	1,595,078
University of California, 5.00%, 5/15/38	2,040	2,302,650
		$22,251,917

Electric Utilities — 4.2%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$895	$918,216

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Los Angeles Department of Water and Power, Power System Revenue, 5.00%, 7/1/40	$1,395	$1,571,579
Los Angeles Department of Water and Power, Power System Revenue, 5.00%, 7/1/42	2,000	2,250,400
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,080	1,168,636
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,455	1,572,709
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,160	2,263,421
Vernon, Electric System Revenue, 5.125%, 8/1/21	800	819,456
		$10,564,417

Escrowed / Prerefunded — 1.1%
California, Prerefunded to 4/1/19, 6.00%, 4/1/38	$355	$362,650
California Health Facilities Financing Authority, (Catholic Healthcare West), Prerefunded to 7/1/19, 6.00%, 7/1/29	1,855	1,913,080
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	365	375,012
		$2,650,742

General Obligations — 29.9%
Berryessa Union School District, (Election of 2014), 5.00%, 8/1/36	$400	$457,932
Cabrillo Unified School District, (Election of 2018), 3.75%, 8/1/42(1)	3,510	3,514,563
Cabrillo Unified School District, (Election of 2018), 4.00%, 8/1/25(1)	120	133,987
Cabrillo Unified School District, (Election of 2018), 4.00%, 8/1/26(1)	180	202,437
Cabrillo Unified School District, (Election of 2018), 4.00%, 8/1/27(1)	240	267,730
Cabrillo Unified School District, (Election of 2018), 4.00%, 8/1/28(1)	305	337,034
Cabrillo Unified School District, (Election of 2018), 4.00%, 8/1/29(1)	375	409,102
Cabrillo Unified School District, (Election of 2018), 4.00%, 8/1/30(1)	450	485,982
Cabrillo Unified School District, (Election of 2018), 4.00%, 8/1/37(1)	250	260,375
Cabrillo Unified School District, (Election of 2018), 4.00%, 8/1/40(1)	1,530	1,579,694
Cabrillo Unified School District, (Election of 2018), 5.00%, 8/1/39(1)	250	282,708
Cabrillo Unified School District, (Election of 2018), 5.00%, 8/1/45(1)	3,000	3,359,340
California, 5.00%, 11/1/31	1,000	1,120,590
California, 5.00%, 8/1/36	2,030	2,315,946

16	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

September 30, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
California, 5.00%, 8/1/38	$2,925	$3,317,330
California, 5.00%, 10/1/39	1,830	2,063,618
California, 5.50%, 11/1/35	2,500	2,685,900
California, 6.00%, 4/1/38	645	657,958
Campbell Union High School District, (Election of 2016), 5.00%, 8/1/35	6,400	7,373,952
Desert Community College District, 5.00%, 8/1/37	6,440	7,327,046
Glendale Community College District, (Election of 2016), 5.00%, 8/1/33	750	880,192
Glendale Community College District, (Election of 2016), 5.00%, 8/1/35	1,000	1,163,380
Glendale Community College District, (Election of 2016), 5.00%, 8/1/36	1,000	1,158,310
Lawndale Elementary School District, (Election of 2016), 5.00%, 8/1/31	255	295,163
Lawndale Elementary School District, (Election of 2016), 5.00%, 8/1/43	2,095	2,354,277
Los Angeles Unified School District, (Election of 2008), 5.00%, 7/1/40	2,890	3,255,585
Mountain View-Los Altos Union High School District, (Election of 2018), 4.00%, 8/1/33	1,350	1,457,244
Mountain View-Los Altos Union High School District, (Election of 2018), 4.00%, 8/1/34	1,250	1,342,937
Mt. San Antonio Community College District, (Election of 2008), 5.00%, 6/1/33	750	862,920
Pittsburg Unified School District, (Election of 2014), 4.00%, 8/1/34(1)	585	614,601
Pittsburg Unified School District, (Election of 2014), 4.00%, 8/1/35(1)	680	711,538
Pittsburg Unified School District, (Election of 2014), 4.00%, 8/1/36(1)	500	520,745
Pittsburg Unified School District, (Election of 2014), 5.00%, 8/1/40(1)	1,235	1,381,990
Pittsburg Unified School District, (Election of 2014), 5.00%, 8/1/42(1)	1,545	1,726,615
Pittsburg Unified School District, (Election of 2014), 5.00%, 8/1/44(1)	2,025	2,255,668
Redding School District, (Election of 2018), 5.00%, 8/1/42(1)	1,545	1,730,014
Santa Barbara Unified School District, (Election of 2016), 5.00%, 8/1/35	500	582,535
Santa Clara County, (Election of 2008), Prerefunded to 8/1/19, 5.00%, 8/1/39(3)	5,400	5,544,882
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/30	60	71,870
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/32	700	833,595
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/34	500	591,525

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Santa Monica Community College District, (Election of 2016), 4.00%, 8/1/38	$650	$681,226
Santa Monica-Malibu Unified School District, (Election of 2012), 4.00%, 8/1/35	1,000	1,060,680
Santa Monica-Malibu Unified School District, (Election of 2012), 5.00%, 8/1/43	3,000	3,321,900
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/33	500	581,045
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/36	1,000	1,145,370
		$74,279,031

Hospital — 15.4%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/36	$2,725	$3,108,516
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	735	807,089
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	1,050	1,151,252
California Health Facilities Financing Authority, (Kaiser Permanente), 4.00%, 11/1/38	5,000	5,126,300
California Health Facilities Financing Authority, (Providence Health & Services), 5.00%, 10/1/44	4,100	4,518,610
California Health Facilities Financing Authority, (Providence St. Joseph Health), 4.00%, 10/1/35	1,000	1,031,090
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,500	1,655,505
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	1,500	1,542,780
California Health Facilities Financing Authority, (Sutter Health), 4.00%, 11/15/38	2,000	2,048,740
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/41	2,000	2,227,520
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/24	800	881,296
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/25	200	219,744
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2017A, 5.00%, 11/1/25	800	887,896
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/26	500	557,970
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	165	180,050
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	105	113,796
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	162,138

17	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

September 30, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/33	$425	$462,175
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	500	530,945
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/42	7,210	7,722,487
University of California, Medical Center Revenue, 5.00%, 5/15/47	1,955	2,166,120
Washington Township Health Care District, 5.25%, 7/1/30	1,240	1,294,634
		$38,396,653

Housing — 0.2%
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, 5.00%, 8/15/25	$525	$594,253
		$594,253

Insured – Electric Utilities — 1.9%
Puerto Rico Electric Power Authority, (NPFG), 5.00%, 7/1/23	$125	$125,561
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	1,500	1,587,030
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	2,000	2,153,100
Puerto Rico Electric Power Authority, (NPFG), Series QQ, 5.00%, 7/1/22	180	181,168
Puerto Rico Electric Power Authority, (NPFG), Series RR, 5.00%, 7/1/22	140	140,909
Puerto Rico Electric Power Authority, (NPFG), Series RR, 5.00%, 7/1/24	300	301,230
Puerto Rico Electric Power Authority, (NPFG), Series SS, 5.00%, 7/1/24	130	130,533
		$4,619,531

Insured – General Obligations — 6.1%
Coalinga-Huron Recreation and Park District, (Election of 2016), (BAM), 5.00%, 8/1/48	$1,000	$1,111,320
Coalinga-Huron Recreation and Park District, (Election of 2016), (BAM), 5.00%, 8/1/50	1,080	1,195,528
Grass Valley School District, (Election of 2018), (BAM), 4.00%, 8/1/32	555	588,283
Grass Valley School District, (Election of 2018), (BAM), 4.00%, 8/1/35	290	302,676
Grass Valley School District, (Election of 2018), (BAM), 4.00%, 8/1/36	500	519,405
Grass Valley School District, (Election of 2018), (BAM), 4.00%, 8/1/37	500	516,975
Lennox School District, (Election of 1998), (NPFG), 0.00%, 8/1/23	750	655,732

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Sanger Unified School District, (Election of 2016), (BAM), 5.00%, 8/1/25	$150	$175,358
Sanger Unified School District, (Election of 2016), (BAM), 5.00%, 8/1/27	250	289,352
Sanger Unified School District, (Election of 2016), (BAM), 5.00%, 8/1/28	110	126,867
Sanger Unified School District, (Election of 2016), (BAM), 5.00%, 8/1/32	115	130,855
Sanger Unified School District, (Election of 2016), (BAM), 5.00%, 8/1/34	250	282,642
Sanger Unified School District, (Election of 2016), (BAM), 5.00%, 8/1/35	225	253,634
Sanger Unified School District, (Election of 2016), (BAM), 5.00%, 8/1/36	200	224,794
Sanger Unified School District, (Election of 2016), (BAM), 5.00%, 8/1/45	4,790	5,327,486
Santa Rosa High School District, (Election of 2014), (AGM), 5.00%, 8/1/39	2,945	3,342,222
		$15,043,129

Insured – Special Tax Revenue — 1.1%
Successor Agency to San Francisco City and County Redevelopment Agency, (NPFG), 5.00%, 8/1/41	$1,320	$1,471,747
Successor Agency to San Francisco City and County Redevelopment Agency, (NPFG), 5.00%, 8/1/41	1,045	1,167,432
		$2,639,179

Insured – Transportation — 0.6%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/24	$1,800	$1,538,640
		$1,538,640

Other Revenue — 5.6%
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/33	$1,740	$1,940,152
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/34	2,290	2,547,648
California Infrastructure and Economic Development Bank, (California Academy of Sciences), 1.941%, (70% of 1 mo. USD LIBOR + 0.38%), 8/1/21 (Put Date), 8/1/47(4)	2,500	2,501,750
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.68%, (70% of 1 mo. USD LIBOR + 0.20%), 4/1/21 (Put Date), 10/1/47(4)	7,000	7,000,000
		$13,989,550

18	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

September 30, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 1.7%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$667,170
California Municipal Finance Authority, (Channing House), 5.00%, 5/15/37	250	284,238
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/26	500	558,345
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/27	780	866,362
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(2)	1,000	1,052,650
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	715	795,194
		$4,223,959

Special Tax Revenue — 7.9%
Chula Vista Municipal Financing Authority, 5.50%, 9/1/30	$1,525	$1,704,599
Contra Costa Transportation Authority, Sales Tax Revenue, 1.702%, (70% of 1 mo. USD LIBOR + 0.25%), 9/1/21 (Put Date), 3/1/34(4)	5,000	4,993,000
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/30	580	634,195
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/31	465	507,143
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/32	450	489,524
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/32(1)	625	703,869
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/33	545	591,647
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/34	360	390,211
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/34(1)	765	854,949
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/35(1)	1,150	1,281,433
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/38(1)	1,000	1,105,140
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	520	563,472
San Dieguito School Facilities Financing Authority, Special Tax Revenue, 3.50%, 3/1/36(1)	2,435	2,376,024
San Dieguito School Facilities Financing Authority, Special Tax Revenue, 3.625%, 3/1/38(1)	1,500	1,468,245
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	515	563,940
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	775	842,286

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Torrance Redevelopment Agency, 5.625%, 9/1/28	$665	$665,698
		$19,735,375

Transportation — 15.1%
Burbank-Glendale-Pasadena Airport Authority, (AMT), 5.00%, 7/1/22	$970	$1,063,479
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/37	3,375	3,722,321
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(3)	3,080	3,228,980
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/35	3,465	3,844,071
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/36	4,700	5,200,879
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	1,810	1,978,059
Port of Oakland, (AMT), 5.00%, 11/1/24	3,000	3,384,480
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	3,851,460
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/41	6,120	6,713,640
San Jose, Airport Revenue, (AMT), 5.00%, 3/1/25	1,000	1,135,860
San Jose, Airport Revenue, (AMT), 5.00%, 3/1/28	935	1,079,130
San Jose, Airport Revenue, (AMT), 5.00%, 3/1/29	285	327,328
San Jose, Airport Revenue, (AMT), 5.00%, 3/1/37	1,735	1,935,254
		$37,464,941

Water and Sewer — 7.5%
California Department of Water Resources, (Central Valley Project), 1.78%, (SIFMA+ 0.22%), 12/1/20 (Put Date), 12/1/35(4)	$3,700	$3,701,850
Eastern Municipal Water District, Water and Wastewater Revenue, 1.81%, (SIFMA + 0.25%), 10/1/21 (Put Date), 7/1/46(4)	2,000	2,000,480
Eastern Municipal Water District, Water and Wastewater Revenue, 1.861%, (70% of 1 mo. USD LIBOR + 0.30%), 10/1/21 (Put Date), 7/1/30(4)	2,500	2,499,325
Los Angeles Department of Water and Power, Water System Revenue, 5.00%, 7/1/38	2,000	2,261,500
Ross Valley Public Financing Authority, (Sanitary District No. 1 of Marin County), 5.00%, 1/1/32	150	170,907
Ross Valley Public Financing Authority, (Sanitary District No. 1 of Marin County), 5.00%, 1/1/37	425	478,750
Ross Valley Public Financing Authority, (Sanitary District No. 1 of Marin County), 5.00%, 1/1/39	500	561,710
San Francisco City and County Public Utilities Commission, Water Revenue, 5.00%, 11/1/35	3,315	3,815,764

19	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

September 30, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
San Francisco City and County Public Utilities Commission, Water Revenue, 5.00%, 11/1/40	$1,565	$1,747,886
San Francisco City and County Public Utilities Commission, Water Revenue, Green Bonds, 5.00%, 11/1/39	1,290	1,448,399
		$18,686,571

Total Tax-Exempt Municipal Securities — 107.3% (identified cost $263,572,683)		$266,677,888

Taxable Municipal Securities — 3.1%
Security	Principal Amount (000’s omitted)	Value

Hospital — 1.6%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$3,750	$3,924,262
		$3,924,262

Insured – Special Tax Revenue — 0.9%
Industry, Sales Tax Revenue, (AGM), 2.50%, 1/1/20	$235	$233,515
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 2.698%, 8/1/19	880	877,052
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 3.388%, 8/1/22	955	950,292
Successor Agency to Stanton Redevelopment Agency, (BAM), 2.75%, 12/1/22	130	125,780
Successor Agency to Stanton Redevelopment Agency, (BAM), 3.00%, 12/1/23	150	145,515
		$2,332,154

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 0.6%
Successor Agency to San Diego Redevelopment Agency, 2.875%, 9/1/21	$300	$297,120
Successor Agency to San Diego Redevelopment Agency, 3.25%, 9/1/22	250	249,465
Successor Agency to San Diego Redevelopment Agency, 3.375%, 9/1/23	250	249,932
Successor Agency to San Diego Redevelopment Agency, 3.50%, 9/1/24	250	249,350
Successor Agency to San Diego Redevelopment Agency, 3.625%, 9/1/25	250	249,568
Successor Agency to San Diego Redevelopment Agency, 3.75%, 9/1/26	250	251,432
		$1,546,867

Total Taxable Municipal Securities — 3.1% (identified cost $7,780,297)		$7,803,283

Total Investments — 110.4% (identified cost $271,352,980)		$274,481,171

Other Assets, Less Liabilities — (10.4)%		$(25,899,789)

Net Assets — 100.0%		$248,581,382

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2018, 9.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.0% to 4.1% of total investments.

(1)	When-issued security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2018, the aggregate value of these securities is $2,562,864 or 1.0% of the Fund’s net assets.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(4)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2018.

20	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

September 30, 2018

Portfolio of Investments — continued

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
LIBOR	–	London Interbank Offered Rate
NPFG	–	National Public Finance Guaranty Corp.
SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

Currency Abbreviations:

USD	–	United States Dollar

21	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2018

Portfolio of Investments

Tax-Exempt Investments — 100.8%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 5.6%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$4,000	$4,091,240
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	3,105	3,908,325
		$7,999,565

Education — 25.0%
Massachusetts Development Finance Agency, (Babson College), 5.00%, 10/1/42	$2,000	$2,218,440
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/37	2,000	2,234,300
Massachusetts Development Finance Agency, (Boston University), 5.00%, 10/1/46	2,000	2,226,860
Massachusetts Development Finance Agency, (Brandeis University), 5.00%, 10/1/24	315	361,059
Massachusetts Development Finance Agency, (Brandeis University), 5.00%, 10/1/25	330	383,348
Massachusetts Development Finance Agency, (Brandeis University), 5.00%, 10/1/26	265	311,492
Massachusetts Development Finance Agency, (College of the Holy Cross), 5.00%, 9/1/21	450	487,224
Massachusetts Development Finance Agency, (College of the Holy Cross), 5.00%, 9/1/22	325	359,713
Massachusetts Development Finance Agency, (College of the Holy Cross), 5.00%, 9/1/23	400	451,488
Massachusetts Development Finance Agency, (College of the Holy Cross), 5.00%, 9/1/24	725	831,350
Massachusetts Development Finance Agency, (College of the Holy Cross), (LOC: JPMorgan Chase Bank, N.A.), 1.51%, 9/1/37(1)	1,550	1,550,000
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/33	1,550	1,699,870
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/35	1,660	1,810,280
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	2,570	2,962,979
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,100	1,155,275
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	2,136,361
Massachusetts Development Finance Agency, (Olin College), 5.00%, 11/1/38	1,750	1,902,565
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,720,183
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46	2,000	2,239,360

Security	Principal Amount (000’s omitted)	Value

Education (continued)
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	$1,925	$2,372,293
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	6,451,800
		$35,866,240

Escrowed / Prerefunded — 6.6%
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 7.25%, 1/1/32	$1,140	$1,269,755
Massachusetts Development Finance Agency, (UMass Memorial), Prerefunded to 7/1/21, 5.50%, 7/1/31	1,040	1,135,046
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), Prerefunded to 7/1/19, 5.75%, 7/1/36	2,120	2,180,674
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/22	1,590	1,617,841
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/23	1,195	1,215,924
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/25	1,580	1,607,666
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	480	489,451
		$9,516,357

General Obligations — 16.2%
Brookline, 5.00%, 3/15/25	$1,740	$2,023,620
Cambridge, 5.00%, 2/15/27	750	897,037
Danvers, 5.25%, 7/1/36	2,800	3,022,460
Lexington, 4.00%, 2/1/23	970	1,044,215
Massachusetts, 5.00%, 3/1/31	4,000	4,481,800
Plymouth, 5.00%, 5/1/26	710	760,147
Plymouth, 5.00%, 5/1/28	1,160	1,241,328
Plymouth, 5.00%, 5/1/31	1,090	1,163,869
Plymouth, 5.00%, 5/1/32	1,000	1,067,250
Swampscott, 5.00%, 1/15/25	310	358,521
Swampscott, 5.00%, 1/15/26	355	416,351
Wayland, 5.00%, 2/1/33	1,790	1,899,011
Wayland, 5.00%, 2/1/36	2,680	2,840,076
Westborough, 4.00%, 8/1/28	1,170	1,284,473
Winchester, 5.00%, 4/15/36	775	825,267
		$23,325,425

22	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital — 11.6%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/27	$1,100	$1,181,246
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	1,840	2,079,402
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/36	1,690	1,896,636
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/41	1,060	1,177,575
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	2,000	2,161,400
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/37	1,600	1,807,008
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	2,795	3,002,585
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	760	841,715
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	55	58,808
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,645	1,710,274
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	750	765,847
		$16,682,496

Industrial Development Revenue — 1.0%
National Finance Authority, NH, (Covanta), 4.625%, 11/1/42(2)	$670	$669,491
National Finance Authority, NH, (Covanta), (AMT), 4.875%, 11/1/42(2)	740	741,347
		$1,410,838

Insured – Education — 4.7%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(3)	$5,460	$6,764,394
		$6,764,394

Insured – Escrowed / Prerefunded — 1.0%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/25	$1,395	$1,441,705
Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	65	66,503
		$1,508,208

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 5.7%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/26	$1,760	$2,015,288
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	6,108,574
		$8,123,862

Insured – Transportation — 7.1%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$2,790	$2,795,161
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	8,000	7,406,000
		$10,201,161

Other Revenue — 0.6%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), 5.00%, 1/1/23	$775	$857,530
		$857,530

Senior Living / Life Care — 2.5%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	$525	$542,640
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(2)	615	615,166
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(2)	2,465	2,464,877
		$3,622,683

Special Tax Revenue — 4.4%
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/40	$4,250	$4,831,570
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	1,240	1,550,125
		$6,381,695

Student Loan — 2.8%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/23	$3,700	$4,078,362
		$4,078,362

23	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 6.0%
Massachusetts, (Accelerated Bridge Program), 5.00%, 6/15/27	$2,000	$2,272,100
Massachusetts Port Authority, 5.00%, 7/1/28	3,750	3,941,438
Massachusetts Port Authority, (AMT), 5.00%, 7/1/34	2,110	2,380,502
		$8,594,040

Total Tax-Exempt Investments — 100.8% (identified cost $138,004,539)		$144,932,856

Other Assets, Less Liabilities — (0.8)%		$(1,189,375)

Net Assets — 100.0%		$143,743,481

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2018, 18.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 11.3% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2018.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2018, the aggregate value of these securities is $4,490,881 or 3.1% of the Fund’s net assets.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	50	Short	Dec-18	$(7,025,000)	$167,709

					$167,709

Abbreviations:

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
LOC	–	Letter of Credit
NPFG	–	National Public Finance Guaranty Corp.

24	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2018

Portfolio of Investments

Tax-Exempt Investments — 101.1%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.1%
New York State Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$6,151,246
New York State Environmental Facilities Corp., Green Bonds, 4.00%, 8/15/34	490	515,323
New York State Environmental Facilities Corp., Green Bonds, 5.00%, 8/15/38	1,000	1,140,490
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/36	4,000	4,636,080
		$12,443,139

Cogeneration — 1.4%
New York City Industrial Development Agency, (Brooklyn Navy Yard Cogeneration Partners, L.P.), (AMT), 5.65%, 10/1/28	$2,850	$2,877,303
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	2,580	2,580,722
		$5,458,025

Education — 15.6%
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/30	$250	$273,810
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/32	300	333,687
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/33	295	326,813
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/29	150	168,061
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/30	185	206,604
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/31	180	200,110
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/32	200	221,624
Dutchess County Local Development Corp., (Marist College), 5.00%, 7/1/38(1)	690	780,252
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,250	1,357,050
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/31	235	262,199
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/32	260	289,032
Monroe County Industrial Development Corp., (University of Rochester), Series 2017C, 4.00%, 7/1/43	2,850	2,915,407
Monroe County Industrial Development Corp., (University of Rochester), Series 2017D, 4.00%, 7/1/43	1,500	1,534,425
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	5,725	5,770,056

Security	Principal Amount (000’s omitted)	Value

Education (continued)
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	$1,650	$1,686,646
New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,000	5,237,400
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	9,880	11,431,753
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(2)	10,000	10,220,300
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,500	2,554,150
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	350	389,413
New York Dormitory Authority, (New York University), 5.00%, 7/1/34	1,500	1,719,300
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	269,377
New York Dormitory Authority, (State University of New York Dormitory Facilities), 5.00%, 7/1/37(1)	525	596,815
New York Dormitory Authority, (State University of New York Dormitory Facilities), 5.00%, 7/1/38(1)	750	849,930
New York Dormitory Authority, (State University), 5.50%, 5/15/19	670	685,102
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	5,500	5,834,620
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	970	1,012,593
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	2,515	2,611,450
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/33	1,775	1,979,551
Tompkins County Development Corp., (Ithaca College), 5.00%, 7/1/32	150	172,104
Tompkins County Development Corp., (Ithaca College), 5.00%, 7/1/34	70	79,594
		$61,969,228

Electric Utilities — 2.2%
Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/29	$625	$727,431
New York Power Authority, 5.00%, 11/15/31	1,000	1,083,630
Utility Debt Securitization Authority, 5.00%, 12/15/33	2,895	3,225,001
Utility Debt Securitization Authority, 5.00%, 12/15/34	1,465	1,629,725
Utility Debt Securitization Authority, 5.00%, 12/15/40	1,740	1,983,409
		$8,649,196

25	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 2.7%
Brooklyn Arena Local Development Corp., (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	$1,260	$1,330,258
Metropolitan Transportation Authority, Prerefunded to 11/15/21, 5.00%, 11/15/27	940	1,026,038
New York City, Prerefunded to 4/1/19, 5.30%, 4/1/27	85	86,470
New York City, Prerefunded to 4/1/19, 5.375%, 4/1/36	4,810	4,894,993
Triborough Bridge and Tunnel Authority, Prerefunded to 11/15/18, 5.25%, 11/15/34(2)	3,370	3,384,120
		$10,721,879

General Obligations — 8.5%
Albany County, 4.00%, 4/1/29	$7,370	$8,058,211
Islip, 4.00%, 10/15/24	750	825,915
Longwood Central School District, 4.00%, 6/15/29	1,490	1,626,022
Longwood Central School District, 4.00%, 6/15/30	1,550	1,682,494
Nassau County, 5.00%, 10/1/30	2,000	2,292,980
Nassau County, 5.00%, 10/1/37	215	239,708
New York City, 4.00%, 8/1/32	1,490	1,564,560
New York City, 4.00%, 8/1/34	3,445	3,578,700
New York City, 4.00%, 10/1/40	565	575,701
New York City, 5.00%, 8/1/28	3,595	4,164,772
New York City, 5.00%, 8/1/32	705	789,085
New York City, 5.25%, 3/1/35	4,000	4,683,160
New York City, 5.30%, 4/1/27	10	10,163
New York City, 5.375%, 4/1/36	190	193,156
New York City, 6.25%, 10/15/28	170	170,280
Southampton Union Free School District, 4.00%, 6/1/25	1,540	1,708,892
Westchester County, 4.00%, 7/1/33	1,445	1,584,529
		$33,748,328

Hospital — 5.3%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.00%, 7/1/35	$1,150	$1,275,166
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	370	396,411
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	2,435	2,599,192
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 5.00%, 11/1/37	1,140	1,229,650
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	2,500	2,617,050
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/33	1,500	1,667,490
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/30	3,480	3,887,612

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(3)	$4,500	$4,986,315
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	2,190	2,339,818
		$20,998,704

Housing — 2.2%
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	$300	$341,496
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/29	785	890,159
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	635	717,309
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	450	506,385
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/32	1,095	1,229,061
New York Housing Finance Agency, 5.25%, 11/1/41	2,000	2,030,880
New York Mortgage Agency, 3.65%, 4/1/32	1,000	1,020,190
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/27	235	268,111
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/28	200	227,206
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/29	200	226,074
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/42	1,250	1,362,675
		$8,819,546

Industrial Development Revenue — 4.5%
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$6,000	$5,966,640
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	3,845	3,822,699
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(3)	4,020	4,022,573
Niagara Area Development Corp., (Covanta), (AMT), 4.75%, 11/1/42(3)	4,000	4,003,080
		$17,814,992

Insured – Education — 2.0%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$8,050,086
		$8,050,086

26	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 3.7%
Brentwood Union Free School District, (AGC), Prerefunded to 11/15/19, 4.75%, 11/15/21	$1,875	$1,934,719
Brentwood Union Free School District, (AGC), Prerefunded to 11/15/19, 4.75%, 11/15/22	2,700	2,785,995
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	14,030	10,214,682
		$14,935,396

Insured – General Obligations — 1.5%
Oyster Bay, (AGM), 4.00%, 8/1/28	$3,245	$3,387,812
Syracuse, (AGM), 4.00%, 5/1/26	500	551,130
Syracuse, (AGM), 4.00%, 5/1/27	595	650,680
Syracuse, (AGM), 4.00%, 5/1/28	680	737,793
Syracuse, (AGM), 4.00%, 5/1/29	510	548,281
		$5,875,696

Insured – Other Revenue — 0.3%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$1,690	$1,085,250
		$1,085,250

Insured – Transportation — 0.2%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/41	$920	$924,177
		$924,177

Lease Revenue / Certificates of Participation — 3.9%
Hudson Yards Infrastructure Corp., 4.00%, 2/15/36	$2,390	$2,444,588
Hudson Yards Infrastructure Corp., 5.00%, 2/15/34	3,000	3,412,530
Hudson Yards Infrastructure Corp., 5.00%, 2/15/38	2,900	3,253,365
Monroe County Industrial Development Agency, (Rochester Schools Modernization), 5.00%, 5/1/30	1,500	1,764,555
New York State Urban Development Corp., 5.70%, 4/1/20	4,745	4,912,593
		$15,787,631

Other Revenue — 5.2%
Battery Park City Authority, 4.00%, 11/1/31	$3,665	$3,911,251
Brooklyn Arena Local Development Corp., (Barclays Center), 5.00%, 7/15/28	1,500	1,685,790
New York City Transitional Finance Authority, (Building Aid), 4.00%, 7/15/36	805	831,485
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/37	1,025	1,165,989

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/43	$3,500	$3,875,200
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/39	1,000	1,009,070
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/24	345	368,336
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/25	455	487,473
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/26	590	633,872
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/34	750	776,250
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 5.00%, 7/1/30	365	412,421
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,440,350
		$20,597,487

Senior Living / Life Care — 2.8%
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/30	$650	$740,727
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/31	650	738,751
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	4,500	4,781,925
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	720	732,895
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	305	309,822
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,544,328
Tompkins County Development Corp., (Kendal at Ithaca), 5.00%, 7/1/34	100	106,616
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	1,000	1,061,920
		$11,016,984

Special Tax Revenue — 21.4%
Metropolitan Transportation Authority, Dedicated Tax Revenue, Green Bonds, 5.00%, 11/15/35	$5,170	$5,886,872
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 8/1/37	4,435	4,551,907
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 8/1/41	1,350	1,373,585
New York City Transitional Finance Authority, Future Tax Revenue, 4.25%, 11/1/33	1,020	1,091,063
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	1,605	1,630,937

27	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/39	$2,160	$2,425,529
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 8/1/39	1,500	1,655,100
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,262,200
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/41	1,750	1,924,930
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/28	415	294,745
New York Dormitory Authority, Personal Income Tax Revenue, 4.25%, 8/15/41	3,180	3,293,749
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/28	2,500	2,905,125
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/29	60	67,044
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/41	3,505	3,936,886
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/43	4,800	5,254,080
New York Dormitory Authority, Personal Income Tax Revenue, Prerefunded to 3/15/19, 5.25%, 3/15/38	5,500	5,584,865
New York Dormitory Authority, Personal Income Tax Revenue, Series 2011A, 5.00%, 3/15/33	725	772,132
New York Dormitory Authority, Personal Income Tax Revenue, Series 2015A, 5.00%, 3/15/33	2,570	2,887,112
New York Dormitory Authority, Personal Income Tax Revenue, Series 2016A, 5.00%, 2/15/43	5,000	5,559,050
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/29	4,400	4,964,608
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	4,600	5,133,048
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	4,600	5,170,354
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/36	2,000	2,258,460
Sales Tax Asset Receivables Corp., 5.00%, 10/15/27	5,000	5,720,350
Sales Tax Asset Receivables Corp., 5.00%, 10/15/28	5,000	5,714,350
		$85,318,081

Transportation — 11.9%
Buffalo and Fort Erie Public Bridge Authority, 5.00%, 1/1/37	$250	$280,263
Metropolitan Transportation Authority, 5.00%, 11/15/27	1,390	1,499,268
Metropolitan Transportation Authority, 5.00%, 11/15/35	835	934,089
Metropolitan Transportation Authority, Green Bonds, 0.00%, 11/15/32	595	344,737
Metropolitan Transportation Authority, Green Bonds, 0.00%, 11/15/33	4,925	2,723,870

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Metropolitan Transportation Authority, Green Bonds, 4.00%, 11/15/35	$2,350	$2,418,056
Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	2,005,790
New York Thruway Authority, 5.00%, 1/1/31	2,000	2,319,080
New York Thruway Authority, 5.00%, 1/1/33	1,380	1,584,557
New York Thruway Authority, 5.00%, 1/1/37	2,050	2,316,971
New York Thruway Authority, 5.00%, 1/1/42	1,000	1,070,680
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	3,100	3,278,777
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	5,000	5,275,150
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,334,388
Port Authority of New York and New Jersey, 4.00%, 9/1/38	420	433,894
Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,500	2,921,050
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/31	7,795	8,055,275
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/32	1,500	1,705,605
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/42	1,000	1,127,400
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(2)	5,630	5,653,252
		$47,282,152

Water and Sewer — 2.7%
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/35	$3,980	$4,486,535
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/46	555	617,487
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	1,000	1,022,610
Suffolk County Water Authority, 5.00%, 6/1/36	3,900	4,557,112
		$10,683,744

Total Tax-Exempt Investments — 101.1% (identified cost $395,373,502)		$402,179,721

28	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2018

Portfolio of Investments — continued

Miscellaneous — 0.3%
Security	Units	Value

Real Estate — 0.3%
CMS Liquidating Trust(3)(4)(5)	400	$1,146,071

Total Miscellaneous — 0.3% (identified cost $1,280,000)		$1,146,071

Total Investments — 101.4% (identified cost $396,653,502)		$403,325,792

Other Assets, Less Liabilities — (1.4)%		$(5,497,094)

Net Assets — 100.0%		$397,828,698

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2018, 7.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 2.5% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2018, the aggregate value of these securities is $14,158,039 or 3.6% of the Fund’s net assets.

(4)	Non-income producing.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	128	Short	Dec-18	$(17,984,000)	$429,336

					$429,336

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.

29	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

September 30, 2018

Portfolio of Investments

Tax-Exempt Investments — 102.9%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 6.4%
Ohio Water Development Authority, 4.00%, 6/1/36	$1,500	$1,567,440
Ohio Water Development Authority, 5.00%, 12/1/35	2,000	2,270,500
Ohio Water Development Authority, Water Pollution Control Loan Fund, 1.78%, (SIFMA + 0.22%), 12/1/20(1)	1,700	1,698,657
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	1,000	1,053,400
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	2,860	3,158,698
		$9,748,695

Education — 8.8%
Kent State University, 5.00%, 5/1/30	$1,185	$1,347,179
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/26	350	409,455
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/27	300	349,284
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/40	1,000	1,113,940
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.50%, 10/1/20	210	218,268
Ohio Higher Educational Facility Commission, (Denison University), 5.25%, 11/1/46	1,355	1,540,161
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	2,000	2,197,980
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/38	910	992,555
Ohio Higher Educational Facility Commission, (University of Dayton), 5.00%, 12/1/32	550	611,407
Ohio State University, 5.00%, 12/1/29	1,060	1,278,826
Ohio University, 5.00%, 12/1/35	500	565,185
University of Cincinnati, 5.00%, 6/1/34	585	658,154
University of Cincinnati, 5.00%, 6/1/45	2,000	2,228,780
		$13,511,174

Electric Utilities — 2.5%
American Municipal Power, Inc., (Greenup Hydroelectric Facility), 5.00%, 2/15/41	$1,000	$1,090,550
American Municipal Power, Inc., (Meldahl Hydroelectric), 4.00%, 2/15/34	2,005	2,036,940
American Municipal Power, Inc., (Meldahl Hydroelectric), 5.00%, 2/15/33	595	659,028
		$3,786,518

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 2.8%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), Prerefunded to 10/1/22, 5.00%, 10/1/32	$1,000	$1,106,990
Lakewood City School District, Prerefunded to 11/1/22, 5.00%, 11/1/36	1,330	1,477,856
Ohio Higher Educational Facility Commission, (Summa Health System), Prerefunded to 5/15/20, 5.75%, 11/15/40	1,495	1,582,876
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	45	54,820
		$4,222,542

General Obligations — 5.3%
Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,005,860
Columbus City School District, 5.00%, 12/1/30	1,500	1,726,140
Cuyahoga Community College District, 3.50%, 12/1/39	1,400	1,335,320
Highland Local School District, 5.00%, 12/1/37	540	588,870
Highland Local School District, 5.00%, 12/1/39	1,100	1,197,537
Northwest Local School District, 5.00%, 12/1/40	500	551,770
Ohio, 5.00%, 5/1/33	1,500	1,730,340
		$8,135,837

Hospital — 18.8%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$2,450	$2,646,514
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	1,155	1,245,125
Allen County, (Mercy Health), 4.00%, 8/1/47(2)	5,150	5,097,573
Bluffton, (Blanchard Valley Health System), 5.00%, 12/1/31	750	840,008
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	2,500	2,651,075
Butler County, (UC Health), 4.00%, 11/15/37	920	909,061
Butler County, (UC Health), 5.00%, 11/15/28	590	678,943
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	750	848,775
Franklin County, (Nationwide Children’s Hospital), Prerefunded to 11/1/19, 5.00%, 11/1/34	950	980,200
Franklin County, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,318,128
Franklin County, (Trinity Health Credit Group), 5.00%, 12/1/47	2,000	2,213,520
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	1,725	1,575,460
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	650	660,472
Muskingum County, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	479,003
Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/43	2,210	2,237,205

30	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

September 30, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), (SPA: Barclays Bank PLC), 1.67%, 1/1/43(3)	$1,000	$1,000,000
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	870	908,497
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	1,500	1,632,345
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	450	485,172
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	228,319
		$28,635,395

Industrial Development Revenue — 2.7%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,380	$2,386,902
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(4)	1,700	1,716,813
		$4,103,715

Insured – Education — 0.1%
Kent State University, (AGC), 5.00%, 5/1/29	$175	$177,910
		$177,910

Insured – Electric Utilities — 8.1%
Cleveland, Public Power System Revenue, (AGM), 5.00%, 11/15/24	$1,500	$1,696,065
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	2,540	1,847,723
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,363,880
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,500	1,891,575
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	3,450,685
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,005	1,077,732
		$12,327,660

Insured – General Obligations — 24.7%
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29(2)	$7,500	$9,146,325
Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,409,509
Kettering City School District, (AGM), 5.25%, 12/1/31	6,705	7,948,442
Mason City School District, (AGM), 5.25%, 12/1/31	3,525	4,284,638
Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,000	5,992,400
Westerville City School District, (XLCA), 5.00%, 12/1/27	6,705	7,879,314
		$37,660,628

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 7.9%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$1,170	$1,258,744
Cleveland, Airport System Revenue, (AGM), (AMT), 5.00%, 1/1/43(5)	1,000	1,085,010
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,631,235
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	5,000	5,610,850
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	2,250	2,550,150
		$12,135,989

Other Revenue — 2.7%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$2,535	$2,540,045
Summit County Port Authority, 5.00%, 12/1/31	1,410	1,546,192
		$4,086,237

Senior Living / Life Care — 1.1%
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	$580	$628,349
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	1,015,591
		$1,643,940

Special Tax Revenue — 6.0%
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	$1,000	$1,078,720
Cuyahoga County, (Quicken Loans Arena), Sales Tax Revenue, 4.00%, 1/1/27	250	268,427
Cuyahoga County, Sales Tax Revenue, 5.00%, 12/1/35	1,000	1,120,710
Delaware County, Sales Tax Revenue, 5.00%, 12/1/28	2,000	2,276,140
Franklin County Convention Facilities Authority, 5.00%, 12/1/26	1,000	1,130,970
Greater Cleveland Regional Transit Authority, Sales Tax Revenue, 5.00%, 12/1/31	435	498,245
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	570	633,395
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	940	1,042,169
Hamilton County, Sales Tax Revenue, 5.00%, 12/1/30	1,000	1,144,610
		$9,193,386

31	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

September 30, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 5.0%
Cleveland, Water Pollution Control Revenue, 5.00%, 11/15/41	$945	$1,039,859
Columbus, Sewerage System Revenue, 5.00%, 6/1/32	1,500	1,713,915
Lancaster, Wastewater System Revenue, 4.00%, 12/1/33	1,265	1,320,217
Northeast Ohio Regional Sewer District, 5.00%, 11/15/44	1,255	1,386,211
Toledo, Water System Revenue, 5.00%, 11/15/41	2,000	2,225,300
		$7,685,502

Total Tax-Exempt Investments — 102.9% (identified cost $149,091,845)		$157,055,128

Other Assets, Less Liabilities — (2.9)%		$(4,406,801)

Net Assets — 100.0%		$152,648,327

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2018, 39.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 21.0% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2018.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarking agent and represents the rate in effect at September 30, 2018.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2018, the aggregate value of these securities is $1,716,813 or 1.1% of the Fund’s net assets.

(5)	When-issued security.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	55	Short	Dec-18	$(7,727,500)	$184,480

					$184,480

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index
SPA	–	Standby Bond Purchase Agreement
XLCA	–	XL Capital Assurance, Inc.

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2018

Statements of Assets and Liabilities

	September 30, 2018
Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Investments —
Identified cost	$271,352,980	$138,004,539	$396,653,502	$149,091,845
Unrealized appreciation	3,128,191	6,928,317	6,672,290	7,963,283
Investments, at value	$274,481,171	$144,932,856	$403,325,792	$157,055,128
Cash	$4,640,057	$838,037	$7,184,461	$4,042,953
Deposits for derivatives collateral — financial futures contracts	—	115,000	294,400	126,500
Interest receivable	2,864,507	1,665,585	4,662,430	2,093,068
Receivable for investments sold	12,009,203	—	—	90,000
Receivable for Fund shares sold	538,938	272,806	421,193	187,688
Receivable for variation margin on open financial futures contracts	—	7,810	19,997	8,592
Total assets	$294,533,876	$147,832,094	$415,908,273	$163,603,929

Liabilities
Payable for floating rate notes issued	$6,360,035	$3,659,783	$14,249,950	$9,148,696
Payable for investments purchased	9,501,250	—	—	—
Payable for when-issued securities	28,942,063	—	2,217,166	1,109,780
Payable for Fund shares redeemed	797,513	199,207	1,009,953	421,306
Distributions payable	78,714	61,183	153,853	62,783
Payable to affiliates:
Investment adviser fee	82,070	42,302	126,591	45,571
Distribution and service fees	42,534	26,495	80,039	31,267
Interest expense and fees payable	31,252	7,321	90,239	48,421
Accrued expenses	117,063	92,322	151,784	87,778
Total liabilities	$45,952,494	$4,088,613	$18,079,575	$10,955,602
Net Assets	$248,581,382	$143,743,481	$397,828,698	$152,648,327

Sources of Net Assets
Paid-in capital	$247,450,465	$141,055,533	$398,202,490	$156,458,953
Distributable earnings (accumulated loss)	1,130,917	2,687,948	(373,792)	(3,810,626)
Net Assets	$248,581,382	$143,743,481	$397,828,698	$152,648,327

Class A Shares
Net Assets	$107,204,447	$88,205,286	$218,892,499	$97,735,854
Shares Outstanding	10,504,907	10,251,377	22,337,358	11,232,803
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.21	$8.60	$9.80	$8.70
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.72	$9.03	$10.29	$9.13

Class C Shares
Net Assets	$24,436,907	$14,847,542	$55,816,718	$19,190,922
Shares Outstanding	2,589,518	1,724,740	5,693,470	2,207,023
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.44	$8.61	$9.80	$8.70

Class I Shares
Net Assets	$116,940,028	$40,690,653	$123,119,481	$35,721,551
Shares Outstanding	11,451,137	4,729,962	12,565,925	4,102,804
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.21	$8.60	$9.80	$8.71

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2018

Statements of Operations

	Year Ended September 30, 2018
Investment Income	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Interest	$8,831,398	$5,767,590	$15,315,551	$6,434,431
Total investment income	$8,831,398	$5,767,590	$15,315,551	$6,434,431

Expenses
Investment adviser fee	$1,041,473	$549,061	$1,625,821	$578,422
Distribution and service fees
Class A	294,923	188,117	465,928	208,403
Class C	269,347	159,432	585,338	199,067
Trustees’ fees and expenses	11,619	6,981	18,521	7,281
Custodian fee	74,384	48,185	108,527	48,993
Transfer and dividend disbursing agent fees	81,537	65,208	166,584	71,024
Legal and accounting services	67,768	70,958	79,887	55,076
Printing and postage	19,556	13,602	23,752	13,154
Registration fees	1,680	11,760	4,773	8,475
Interest expense and fees	185,357	73,015	388,755	225,881
Miscellaneous	40,907	22,312	42,463	22,771
Total expenses	$2,088,551	$1,208,631	$3,510,349	$1,438,547

Net investment income	$6,742,847	$4,558,959	$11,805,202	$4,995,884

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,206,400	$2,707,570	$5,753,585	$670,790
Financial futures contracts	—	386,642	989,804	425,307
Net realized gain	$2,206,400	$3,094,212	$6,743,389	$1,096,097
Change in unrealized appreciation (depreciation) —
Investments	$(7,420,882)	$(7,835,969)	$(20,006,169)	$(6,871,718)
Financial futures contracts	—	42,412	108,577	46,654
Net change in unrealized appreciation (depreciation)	$(7,420,882)	$(7,793,557)	$(19,897,592)	$(6,825,064)

Net realized and unrealized loss	$(5,214,482)	$(4,699,345)	$(13,154,203)	$(5,728,967)

Net increase (decrease) in net assets from operations	$1,528,365	$(140,386)	$(1,349,001)	$(733,083)

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2018

Statements of Changes in Net Assets

	Year Ended September 30, 2018
Increase (Decrease) in Net Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
From operations —
Net investment income	$6,742,847	$4,558,959	$11,805,202	$4,995,884
Net realized gain	2,206,400	3,094,212	6,743,389	1,096,097
Net change in unrealized appreciation (depreciation)	(7,420,882)	(7,793,557)	(19,897,592)	(6,825,064)
Net increase (decrease) in net assets from operations	$1,528,365	$(140,386)	$(1,349,001)	$(733,083)
Distributions to shareholders:
Class A	$(3,013,590)	$(2,959,978)	$(6,653,133)	$(3,294,370)
Class C	(485,446)	(404,158)	(1,297,368)	(505,143)
Class I	(3,244,322)	(1,379,044)	(3,830,117)	(1,135,170)
Total distributions to shareholders	$(6,743,358)	$(4,743,180)	$(11,780,618)	$(4,934,683)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$12,280,171	$3,555,230	$15,552,774	$6,773,006
Class C	3,210,719	1,531,574	4,241,493	2,642,369
Class I	39,067,238	13,471,402	40,578,182	12,189,449
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,509,191	2,463,443	5,721,590	2,787,395
Class C	422,135	329,011	1,047,284	427,522
Class I	2,805,557	1,104,872	3,039,413	900,087
Cost of shares redeemed
Class A	(30,080,999)	(14,729,507)	(42,253,399)	(22,414,432)
Class C	(8,667,428)	(5,687,396)	(14,283,135)	(5,341,493)
Class I	(41,327,858)	(18,116,073)	(43,096,872)	(8,225,952)
Net decrease in net assets from Fund share transactions	$(19,781,274)	$(16,077,444)	$(29,452,670)	$(10,262,049)

Net decrease in net assets	$(24,996,267)	$(20,961,010)	$(42,582,289)	$(15,929,815)

Net Assets
At beginning of year	$273,577,649	$164,704,491	$440,410,987	$168,578,142
At end of year	$248,581,382	$143,743,481	$397,828,698	$152,648,327

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2018

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2017
Increase (Decrease) in Net Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
From operations —
Net investment income	$6,915,526	$5,383,136	$12,981,494	$5,829,363
Net realized gain (loss)	(4,611,452)	673,583	7,523,875	1,125,266
Net change in unrealized appreciation (depreciation)	(4,806,038)	(6,838,532)	(20,556,784)	(6,929,232)
Net increase (decrease) in net assets from operations	$(2,501,964)	$(781,813)	$(51,415)	$25,397
Distributions to shareholders:(1)
Class A	$(3,297,967)	$(3,358,988)	$(7,918,075)	$(4,196,284)
Class B	—	—	(3,299)	—
Class C	(553,952)	(516,153)	(1,691,615)	(623,724)
Class I	(3,025,069)	(1,478,479)	(3,578,576)	(947,992)
Total distributions to shareholders	$(6,876,988)	$(5,353,620)	$(13,191,565)	$(5,768,000)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$14,941,125	$5,793,864	$19,482,318	$7,552,899
Class C	5,671,177	1,568,652	7,793,000	2,315,945
Class I	80,833,225	19,172,312	57,878,971	18,155,119
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,796,101	2,822,818	6,815,052	3,510,338
Class C	463,871	412,558	1,313,186	518,768
Class I	2,551,780	1,127,255	2,707,572	699,270
Cost of shares redeemed
Class A	(36,693,851)	(21,641,833)	(63,628,165)	(28,612,421)
Class B	—	—	(18,716)	—
Class C	(9,971,647)	(6,108,126)	(20,481,180)	(4,666,011)
Class I	(70,485,012)	(18,350,759)	(36,178,830)	(7,204,192)
Net asset value of shares exchanged
Class A	—	—	8,915	—
Class B	—	—	(8,915)	—
Net asset value of shares merged(2)
Class A	—	—	1,830,276	—
Class B	—	—	(1,830,276)	—
Net decrease in net assets from Fund share transactions	$(9,893,231)	$(15,203,259)	$(24,316,792)	$(7,730,285)

Net decrease in net assets	$(19,272,183)	$(21,338,692)	$(37,559,772)	$(13,472,888)

Net Assets
At beginning of year	$292,849,832	$186,043,183	$477,970,759	$182,051,030
At end of year(3)	$273,577,649	$164,704,491	$440,410,987	$168,578,142

(1)	For the year ended September 30, 2017, the source of distributions was from net investment income.

(2)	At the close of business on October 21, 2016, Class B shares of New York Fund were merged into Class A shares.

(3)

Includes accumulated undistributed (distributions in excess of) net investment income of $369,009, $687,753, $467,044 and $(82,132), respectively, at September 30, 2017. The requirement to disclose the corresponding amounts as of September 30, 2018 was eliminated.

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2018

Financial Highlights

	California Opportunities Fund — Class A
	Year Ended September 30,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$10.410	$10.740	$10.250	$10.230	$9.580

Income (Loss) From Operations
Net investment income(1)	$0.263	$0.262	$0.302	$0.377	$0.394
Net realized and unrealized gain (loss)	(0.200)	(0.332)	0.491	0.018	0.647

Total income (loss) from operations	$0.063	$(0.070)	$0.793	$0.395	$1.041

Less Distributions
From net investment income	$(0.263)	$(0.260)	$(0.303)	$(0.375)	$(0.391)

Total distributions	$(0.263)	$(0.260)	$(0.303)	$(0.375)	$(0.391)

Net asset value — End of year	$10.210	$10.410	$10.740	$10.250	$10.230

Total Return(2)	0.52%	(0.60)%	7.83%	3.92%	11.07%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$107,204	$124,821	$148,675	$122,727	$120,695
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.77%	0.77%	0.78%	0.84%	0.85%
Interest and fee expense(4)	0.07%	0.05%	0.04%	0.04%	0.04%
Total expenses(3)	0.84%	0.82%	0.82%	0.88%	0.89%
Net investment income	2.56%	2.53%	2.86%	3.68%	3.99%
Portfolio Turnover	293%	146%	219%	66%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2018

Financial Highlights — continued

	California Opportunities Fund — Class C
	Year Ended September 30,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$9.620	$9.930	$9.480	$9.460	$8.860

Income (Loss) From Operations
Net investment income(1)	$0.172	$0.170	$0.198	$0.277	$0.296
Net realized and unrealized gain (loss)	(0.180)	(0.311)	0.459	0.019	0.597

Total income (loss) from operations	$(0.008)	$(0.141)	$0.657	$0.296	$0.893

Less Distributions
From net investment income	$(0.172)	$(0.169)	$(0.207)	$(0.276)	$(0.293)

Total distributions	$(0.172)	$(0.169)	$(0.207)	$(0.276)	$(0.293)

Net asset value — End of year	$9.440	$9.620	$9.930	$9.480	$9.460

Total Return(2)	(0.08)%	(1.40)%	6.98%	3.17%	10.23%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$24,437	$30,020	$35,006	$15,343	$10,297
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.52%	1.52%	1.53%	1.59%	1.60%
Interest and fee expense(4)	0.07%	0.05%	0.04%	0.04%	0.04%
Total expenses(3)	1.59%	1.57%	1.57%	1.63%	1.64%
Net investment income	1.80%	1.78%	2.02%	2.92%	3.24%
Portfolio Turnover	293%	146%	219%	66%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2018

Financial Highlights — continued

	California Opportunities Fund — Class I
	Year Ended September 30,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$10.420	$10.750	$10.260	$10.240	$9.590

Income (Loss) From Operations
Net investment income(1)	$0.289	$0.287	$0.312	$0.403	$0.419
Net realized and unrealized gain (loss)	(0.210)	(0.331)	0.507	0.018	0.647

Total income (loss) from operations	$0.079	$(0.044)	$0.819	$0.421	$1.066

Less Distributions
From net investment income	$(0.289)	$(0.286)	$(0.329)	$(0.401)	$(0.416)

Total distributions	$(0.289)	$(0.286)	$(0.329)	$(0.401)	$(0.416)

Net asset value — End of year	$10.210	$10.420	$10.750	$10.260	$10.240

Total Return(2)	0.77%	(0.35)%	8.09%	4.18%	11.33%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$116,940	$118,737	$109,169	$21,945	$23,320
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.51%	0.52%	0.52%	0.59%	0.60%
Interest and fee expense(4)	0.07%	0.05%	0.04%	0.04%	0.04%
Total expenses(3)	0.58%	0.57%	0.56%	0.63%	0.64%
Net investment income	2.80%	2.77%	2.93%	3.92%	4.25%
Portfolio Turnover	293%	146%	219%	66%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2018

Financial Highlights — continued

	Massachusetts Fund — Class A
	Year Ended September 30,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$8.890	$9.180	$9.030	$9.120	$8.560

Income (Loss) From Operations
Net investment income(1)	$0.265	$0.285	$0.304	$0.322	$0.347
Net realized and unrealized gain (loss)	(0.280)	(0.292)	0.160	(0.088)	0.566

Total income (loss) from operations	$(0.015)	$(0.007)	$0.464	$0.234	$0.913

Less Distributions
From net investment income	$(0.275)	$(0.283)	$(0.314)	$(0.324)	$(0.353)

Total distributions	$(0.275)	$(0.283)	$(0.314)	$(0.324)	$(0.353)

Net asset value — End of year	$8.600	$8.890	$9.180	$9.030	$9.120

Total Return(2)	(0.17)%	(0.02)%	5.20%	2.60%	10.86%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$88,205	$99,934	$116,883	$109,990	$115,002
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.72%	0.70%	0.72%	0.72%	0.73%
Interest and fee expense(4)	0.05%	0.06%	0.06%	0.05%	0.05%
Total expenses(3)	0.77%	0.76%	0.78%	0.77%	0.78%
Net investment income	3.03%	3.21%	3.31%	3.54%	3.93%
Portfolio Turnover	41%	28%	17%	10%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2018

Financial Highlights — continued

	Massachusetts Fund — Class C
	Year Ended September 30,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$8.890	$9.190	$9.040	$9.120	$8.560

Income (Loss) From Operations
Net investment income(1)	$0.200	$0.219	$0.234	$0.252	$0.281
Net realized and unrealized gain (loss)	(0.270)	(0.302)	0.162	(0.076)	0.566

Total income (loss) from operations	$(0.070)	$(0.083)	$0.396	$0.176	$0.847

Less Distributions
From net investment income	$(0.210)	$(0.217)	$(0.246)	$(0.256)	$(0.287)

Total distributions	$(0.210)	$(0.217)	$(0.246)	$(0.256)	$(0.287)

Net asset value — End of year	$8.610	$8.890	$9.190	$9.040	$9.120

Total Return(2)	(0.80)%	(0.87)%	4.41%	1.95%	10.04%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$14,848	$19,219	$24,165	$21,074	$18,787
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.47%	1.46%	1.47%	1.47%	1.48%
Interest and fee expense(4)	0.05%	0.06%	0.06%	0.05%	0.05%
Total expenses(3)	1.52%	1.52%	1.53%	1.52%	1.53%
Net investment income	2.29%	2.47%	2.55%	2.78%	3.18%
Portfolio Turnover	41%	28%	17%	10%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2018

Financial Highlights — continued

	Massachusetts Fund — Class I
	Year Ended September 30,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$8.880	$9.180	$9.030	$9.120	$8.560

Income (Loss) From Operations
Net investment income(1)	$0.283	$0.302	$0.320	$0.338	$0.361
Net realized and unrealized gain (loss)	(0.270)	(0.301)	0.162	(0.086)	0.570

Total income from operations	$0.013	$0.001	$0.482	$0.252	$0.931

Less Distributions
From net investment income	$(0.293)	$(0.301)	$(0.332)	$(0.342)	$(0.371)

Total distributions	$(0.293)	$(0.301)	$(0.332)	$(0.342)	$(0.371)

Net asset value — End of year	$8.600	$8.880	$9.180	$9.030	$9.120

Total Return(2)	0.15%	0.07%	5.40%	2.80%	11.09%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$40,691	$45,551	$44,995	$32,876	$26,026
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.52%	0.50%	0.52%	0.52%	0.53%
Interest and fee expense(4)	0.05%	0.06%	0.06%	0.05%	0.05%
Total expenses(3)	0.57%	0.56%	0.58%	0.57%	0.58%
Net investment income	3.23%	3.41%	3.49%	3.72%	4.07%
Portfolio Turnover	41%	28%	17%	10%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2018

Financial Highlights — continued

	New York Fund — Class A
	Year Ended September 30,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$10.110	$10.390	$10.070	$10.140	$9.510

Income (Loss) From Operations
Net investment income(1)	$0.285	$0.304	$0.326	$0.365	$0.400
Net realized and unrealized gain (loss)	(0.311)	(0.276)	0.320	(0.072)	0.629

Total income (loss) from operations	$(0.026)	$0.028	$0.646	$0.293	$1.029

Less Distributions
From net investment income	$(0.284)	$(0.308)	$(0.326)	$(0.363)	$(0.399)

Total distributions	$(0.284)	$(0.308)	$(0.326)	$(0.363)	$(0.399)

Net asset value — End of year	$9.800	$10.110	$10.390	$10.070	$10.140

Total Return(2)	(0.26)%	0.33%	6.49%	2.93%	11.02%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$218,892	$247,160	$291,077	$265,348	$246,418
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.70%	0.70%	0.70%	0.71%	0.73%
Interest and fee expense(4)	0.09%	0.07%	0.05%	0.05%	0.06%
Total expenses(3)	0.79%	0.77%	0.75%	0.76%	0.79%
Net investment income	2.86%	3.02%	3.16%	3.61%	4.08%
Portfolio Turnover	75%	56%	38%	8%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2018

Financial Highlights — continued

	New York Fund — Class C
	Year Ended September 30,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$10.120	$10.390	$10.070	$10.140	$9.520

Income (Loss) From Operations
Net investment income(1)	$0.211	$0.229	$0.248	$0.288	$0.327
Net realized and unrealized gain (loss)	(0.321)	(0.266)	0.320	(0.071)	0.618

Total income (loss) from operations	$(0.110)	$(0.037)	$0.568	$0.217	$0.945

Less Distributions
From net investment income	$(0.210)	$(0.233)	$(0.248)	$(0.287)	$(0.325)

Total distributions	$(0.210)	$(0.233)	$(0.248)	$(0.287)	$(0.325)

Net asset value — End of year	$9.800	$10.120	$10.390	$10.070	$10.140

Total Return(2)	(1.10)%	(0.32)%	5.69%	2.17%	10.08%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$55,817	$66,727	$80,371	$62,713	$48,653
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.45%	1.45%	1.44%	1.46%	1.48%
Interest and fee expense(4)	0.09%	0.07%	0.05%	0.05%	0.06%
Total expenses(3)	1.54%	1.52%	1.49%	1.51%	1.54%
Net investment income	2.11%	2.27%	2.40%	2.85%	3.32%
Portfolio Turnover	75%	56%	38%	8%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2018

Financial Highlights — continued

	New York Fund — Class I
	Year Ended September 30,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$10.110	$10.390	$10.070	$10.140	$9.510

Income (Loss) From Operations
Net investment income(1)	$0.305	$0.322	$0.342	$0.384	$0.418
Net realized and unrealized gain (loss)	(0.311)	(0.274)	0.324	(0.071)	0.630

Total income (loss) from operations	$(0.006)	$0.048	$0.666	$0.313	$1.048

Less Distributions
From net investment income	$(0.304)	$(0.328)	$(0.346)	$(0.383)	$(0.418)

Total distributions	$(0.304)	$(0.328)	$(0.346)	$(0.383)	$(0.418)

Net asset value — End of year	$9.800	$10.110	$10.390	$10.070	$10.140

Total Return(2)	(0.06)%	0.53%	6.70%	3.14%	11.24%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$123,119	$126,524	$104,643	$52,507	$34,125
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.50%	0.50%	0.49%	0.51%	0.53%
Interest and fee expense(4)	0.09%	0.07%	0.05%	0.05%	0.06%
Total expenses(3)	0.59%	0.57%	0.54%	0.56%	0.59%
Net investment income	3.06%	3.20%	3.31%	3.80%	4.25%
Portfolio Turnover	75%	56%	38%	8%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2018

Financial Highlights — continued

	Ohio Fund — Class A
	Year Ended September 30,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$9.020	$9.300	$9.060	$9.180	$8.600

Income (Loss) From Operations
Net investment income(1)	$0.283	$0.313	$0.329	$0.348	$0.366
Net realized and unrealized gain (loss)	(0.324)	(0.283)	0.237	(0.123)	0.579

Total income (loss) from operations	$(0.041)	$0.030	$0.566	$0.225	$0.945

Less Distributions
From net investment income	$(0.279)	$(0.310)	$(0.326)	$(0.345)	$(0.365)

Total distributions	$(0.279)	$(0.310)	$(0.326)	$(0.345)	$(0.365)

Net asset value — End of year	$8.700	$9.020	$9.300	$9.060	$9.180

Total Return(2)	(0.45)%	0.39%	6.33%	2.48%	11.19%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$97,736	$114,303	$136,271	$130,016	$132,578
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.71%	0.72%	0.71%	0.72%	0.69%
Interest and fee expense(4)	0.14%	0.11%	0.05%	0.02%	0.04%
Total expenses(3)	0.85%	0.83%	0.76%	0.74%	0.73%
Net investment income	3.20%	3.48%	3.56%	3.81%	4.11%
Portfolio Turnover	13%	10%	9%	4%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2018

Financial Highlights — continued

	Ohio Fund — Class C
	Year Ended September 30,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$9.010	$9.300	$9.060	$9.170	$8.600

Income (Loss) From Operations
Net investment income(1)	$0.217	$0.245	$0.259	$0.279	$0.298
Net realized and unrealized gain (loss)	(0.314)	(0.293)	0.237	(0.113)	0.570

Total income (loss) from operations	$(0.097)	$(0.048)	$0.496	$0.166	$0.868

Less Distributions
From net investment income	$(0.213)	$(0.242)	$(0.256)	$(0.276)	$(0.298)

Total distributions	$(0.213)	$(0.242)	$(0.256)	$(0.276)	$(0.298)

Net asset value — End of year	$8.700	$9.010	$9.300	$9.060	$9.170

Total Return(2)	(1.09)%	(0.47)%	5.53%	1.83%	10.24%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$19,191	$22,210	$24,822	$21,899	$20,094
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.46%	1.47%	1.46%	1.47%	1.44%
Interest and fee expense(4)	0.14%	0.11%	0.05%	0.02%	0.04%
Total expenses(3)	1.60%	1.58%	1.51%	1.49%	1.48%
Net investment income	2.45%	2.73%	2.80%	3.06%	3.35%
Portfolio Turnover	13%	10%	9%	4%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2018

Financial Highlights — continued

	Ohio Fund — Class I
	Year Ended September 30,
	2018	2017	2016	2015	2014
Net asset value — Beginning of year	$9.020	$9.310	$9.070	$9.180	$8.610

Income (Loss) From Operations
Net investment income(1)	$0.300	$0.331	$0.346	$0.366	$0.382
Net realized and unrealized gain (loss)	(0.313)	(0.293)	0.239	(0.113)	0.571

Total income (loss) from operations	$(0.013)	$0.038	$0.585	$0.253	$0.953

Less Distributions
From net investment income	$(0.297)	$(0.328)	$(0.345)	$(0.363)	$(0.383)

Total distributions	$(0.297)	$(0.328)	$(0.345)	$(0.363)	$(0.383)

Net asset value — End of year	$8.710	$9.020	$9.310	$9.070	$9.180

Total Return(2)	(0.14)%	0.48%	6.54%	2.80%	11.28%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$35,722	$32,065	$20,957	$12,552	$8,882
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.51%	0.52%	0.51%	0.52%	0.50%
Interest and fee expense(4)	0.14%	0.11%	0.05%	0.02%	0.04%
Total expenses(3)	0.65%	0.63%	0.56%	0.54%	0.54%
Net investment income	3.39%	3.68%	3.73%	4.00%	4.28%
Portfolio Turnover	13%	10%	9%	4%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, four of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipal Opportunities Fund (California Opportunities Fund), Eaton Vance Massachusetts Municipal Income Fund (Massachusetts Fund), Eaton Vance New York Municipal Income Fund (New York Fund) and Eaton Vance Ohio Municipal Income Fund (Ohio Fund), (each individually referred to as the Fund, and collectively, the Funds). The investment objective of the Massachusetts Fund, New York Fund and Ohio Fund is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The investment objective of the California Opportunities Fund is to seek to maximize after-tax total return. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of September 30, 2018, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

49

Eaton Vance

Municipal Income Funds

September 30, 2018

Notes to Financial Statements — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2018. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At September 30, 2018, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Floating Rate Notes Outstanding	$6,360,035	$3,659,783	$14,249,950	$9,148,696
Interest Rate or Range of Interest Rates (%)	1.58	1.69	1.59	1.59 - 1.66
Collateral for Floating Rate Notes Outstanding	$8,773,862	$6,764,394	$19,257,672	$14,243,898

For the year ended September 30, 2018, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Average Floating Rate Notes Outstanding	$9,756,384	$3,640,000	$20,175,726	$11,378,096
Average Interest Rate	1.90%	2.01%	1.93%	1.99%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2018.

50

Eaton Vance

Municipal Income Funds

September 30, 2018

Notes to Financial Statements — continued

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2018 and September 30, 2017 was as follows:

	Year Ended September 30, 2018
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Tax-exempt income	$6,244,450	$4,707,875	$11,743,382	$4,934,683
Ordinary income	$498,908	$35,305	$37,236	$—

	Year Ended September 30, 2017
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Tax-exempt income	$6,380,715	$5,194,031	$12,934,732	$5,768,000
Ordinary income	$496,273	$159,589	$256,833	$—

51

Eaton Vance

Municipal Income Funds

September 30, 2018

Notes to Financial Statements — continued

During the year ended September 30, 2018, the following amounts were reclassified due to expired capital loss carryforwards and the tax treatment of distributions in excess of net tax-exempt income.

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Change in:
Paid-in capital	$(12,351,720)	$(18,940,017)	$(16,893,045)	$(10,237,206)
Distributable earnings (accumulated loss)	$12,351,720	$18,940,017	$16,893,045	$10,237,206

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of September 30, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Undistributed tax-exempt income	$447,721	$578,230	$654,524	$—
Capital loss carryforwards, deferred capital losses and post October capital losses	$(2,105,681)	$(5,026,049)	$(7,124,899)	$(12,054,513)
Net unrealized appreciation	$2,867,591	$7,196,950	$6,250,436	$8,306,670
Other temporary differences	$(78,714)	$(61,183)	$(153,853)	$(62,783)

At September 30, 2018, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
September 30, 2019	$—	$4,877,692	$7,036,080	$3,163,804

Total capital loss carryforwards	$—	$4,877,692	$7,036,080	$3,163,804

Deferred capital losses:
Short-term	$2,105,681	$—	$—	$4,325,815
Long-term	$—	$—	$—	$4,564,894

During the year ended September 30, 2018, capital loss carryforwards of $1,299,975 and $6,106,375 were utilized to offset net realized gains by the Massachusetts Fund and New York Fund, respectively.

Additionally, at September 30, 2018, the Massachusetts Fund and New York Fund had a net capital loss of $148,357 and $88,819, respectively, attributable to security transactions incurred after October 31, 2017 that the Funds have elected to defer. These net capital losses are treated as arising on the first day of the Funds’ taxable year ending September 30, 2019.

52

Eaton Vance

Municipal Income Funds

September 30, 2018

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at September 30, 2018, as determined on a federal income tax basis, were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Aggregate cost	$265,253,545	$134,076,123	$382,825,405	$139,599,762

Gross unrealized appreciation	$3,446,946	$7,950,555	$9,755,827	$9,835,974
Gross unrealized depreciation	(579,355)	(753,605)	(3,505,390)	(1,529,304)

Net unrealized appreciation	$2,867,591	$7,196,950	$6,250,437	$8,306,670

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table (except for California Opportunities Fund) and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced. For California Opportunities Fund, the annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates on daily net assets of $500 million or more.

For the year ended September 30, 2018, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Investment Adviser Fee	$1,041,473	$549,061	$1,625,821	$578,422
Effective Annual Rate	0.40%	0.36%	0.39%	0.36%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the year ended September 30, 2018 were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

EVM’s Sub-Transfer Agent Fees	$11,583	$13,086	$32,914	$10,673
EVD’s Class A Sales Charges	$11,197	$6,736	$26,025	$16,371

53

Eaton Vance

Municipal Income Funds

September 30, 2018

Notes to Financial Statements — continued

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2018 for Class A shares amounted to the following:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class A Distribution and Service Fees	$294,923	$188,117	$465,928	$208,403

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended September 30, 2018, the Funds paid or accrued to EVD the following distribution fees:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class C Distribution Fees	$202,010	$125,867	$462,109	$157,158

The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2018 amounted to the following:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class C Service Fees	$67,337	$33,565	$123,229	$41,909

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

54

Eaton Vance

Municipal Income Funds

September 30, 2018

Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended September 30, 2018, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class A	$3,000	$400	$—	$1,000
Class C	$4,000	$300	$1,000	$1,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended September 30, 2018 were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Purchases	$812,242,149	$63,456,169	$322,809,228	$21,754,623
Sales	$809,555,988	$76,990,638	$350,766,313	$38,038,305

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

California Opportunities Fund
	Year Ended September 30, 2018
	Class A	Class C	Class I

Sales	1,194,802	337,323	3,793,229
Issued to shareholders electing to receive payments of distributions in Fund shares	244,297	44,440	272,911
Redemptions	(2,927,165)	(911,448)	(4,015,513)

Net increase (decrease)	(1,488,066)	(529,685)	50,627

	Year Ended September 30, 2017
	Class A	Class C	Class I

Sales	1,447,360	592,126	7,843,944
Issued to shareholders electing to receive payments of distributions in Fund shares	270,620	48,553	246,587
Redemptions	(3,567,739)	(1,046,168)	(6,847,120)

Net increase (decrease)	(1,849,759)	(405,489)	1,243,411

55

Eaton Vance

Municipal Income Funds

September 30, 2018

Notes to Financial Statements — continued

Massachusetts Fund
	Year Ended September 30, 2018
	Class A	Class C	Class I

Sales	407,332	175,192	1,544,602
Issued to shareholders electing to receive payments of distributions in Fund shares	282,300	37,656	126,633
Redemptions	(1,684,904)	(649,916)	(2,068,490)

Net decrease	(995,272)	(437,068)	(397,255)

	Year Ended September 30, 2017
	Class A	Class C	Class I

Sales	652,940	176,580	2,177,079
Issued to shareholders electing to receive payments of distributions in Fund shares	318,881	46,592	127,306
Redemptions	(2,453,009)	(691,421)	(2,077,643)

Net increase (decrease)	(1,481,188)	(468,249)	226,742

New York Fund
	Year Ended September 30, 2018
	Class A	Class C	Class I

Sales	1,558,852	424,217	4,073,876
Issued to shareholders electing to receive payments of distributions in Fund shares	575,605	105,320	305,824
Redemptions	(4,242,782)	(1,432,854)	(4,329,550)

Net increase (decrease)	(2,108,325)	(903,317)	50,150

	Year Ended September 30, 2017
	Class A	Class B(1)	Class C	Class I

Sales	1,941,465	—	776,508	5,796,836
Issued to shareholders electing to receive payments of distributions in Fund shares	679,823	—	130,953	269,822
Redemptions	(6,372,077)	(1,818)	(2,043,159)	(3,623,976)
Exchange from Class B shares	868	—	—	—
Exchange to Class A shares	—	(867)	—	—
Merger from Class B shares	178,237	—	—	—
Merger to Class A shares	—	(178,001)	—	—

Net increase (decrease)	(3,571,684)	(180,686)	(1,135,698)	2,442,682

56

Eaton Vance

Municipal Income Funds

September 30, 2018

Notes to Financial Statements — continued

Ohio Fund
	Year Ended September 30, 2018
	Class A	Class C	Class I

Sales	763,291	297,487	1,376,741
Issued to shareholders electing to receive payments of distributions in Fund shares	315,765	48,460	101,977
Redemptions	(2,523,978)	(603,942)	(930,203)

Net increase (decrease)	(1,444,922)	(257,995)	548,515

	Year Ended September 30, 2017
	Class A	Class C	Class I

Sales	842,160	257,271	2,028,886
Issued to shareholders electing to receive payments of distributions in Fund shares	391,218	57,851	77,809
Redemptions	(3,201,723)	(519,637)	(803,429)

Net increase (decrease)	(1,968,345)	(204,515)	1,303,266

(1)	At the close of business on October 21, 2016, Class B shares of New York Fund were merged into Class A shares.

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended September 30, 2018.

Effective October 30, 2018, the Funds renewed their line of credit agreement, which expires October 29, 2019, at substantially the same terms.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2018 is included in the Portfolio of Investments. At September 30, 2018, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2018 were as follows:

	Massachusetts Fund		New York Fund		Ohio Fund

Asset Derivative:
Futures Contracts	$167,709	(1)	$429,336	(1)	$184,480	(1)

Total	$167,709		$429,336		$184,480

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

57

Eaton Vance

Municipal Income Funds

September 30, 2018

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended September 30, 2018 was as follows:

	Massachusetts Fund		New York Fund		Ohio Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$386,642	(1)	$989,804	(1)	$425,307	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$42,412	(2)	$108,577	(2)	$46,654	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the year ended September 30, 2018, which is indicative of the volume of this derivative type, was approximately as follows:

	Massachusetts Fund	New York Fund	Ohio Fund

Average Notional Cost:
Futures Contracts — Short	$7,368,000	$18,861,000	$8,104,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2018, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

California Opportunities Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$266,677,888	$—	$266,677,888
Taxable Municipal Securities	—	7,803,283	—	7,803,283

Total Investments	$—	$274,481,171	$—	$274,481,171

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$144,932,856	$—	$144,932,856

Total Investments	$—	$144,932,856	$—	$144,932,856

Futures Contracts	$167,709	$—	$—	$167,709

Total	$167,709	$144,932,856	$—	$145,100,565

58

Eaton Vance

Municipal Income Funds

September 30, 2018

Notes to Financial Statements — continued

New York Fund
Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Investments	$—	$402,179,721	$—	$402,179,721
Miscellaneous	—	—	1,146,071	1,146,071

Total Investments	$—	$402,179,721	$1,146,071	$403,325,792

Futures Contracts	$429,336	$—	$—	$429,336

Total	$429,336	$402,179,721	$1,146,071	$403,755,128

Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$157,055,128	$—	$157,055,128

Total Investments	$—	$157,055,128	$—	$157,055,128

Futures Contracts	$184,480	$—	$—	$184,480

Total	$184,480	$157,055,128	$—	$157,239,608

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the New York Fund.

Level 3 investments held by the New York Fund at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2018 is not presented.

59

Eaton Vance

Municipal Income Funds

September 30, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance California Municipal Opportunities Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund and Eaton Vance Ohio Municipal Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Eaton Vance California Municipal Opportunities Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund, and Eaton Vance Ohio Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of September 30, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial positions of the Funds as of September 30, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

November 21, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

60

Eaton Vance

Municipal Income Funds

September 30, 2018

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2019 will show the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended September 30, 2018, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

California Municipal Opportunities Fund	92.60%
Massachusetts Municipal Income Fund	99.26%
New York Municipal Income Fund	99.68%
Ohio Municipal Income Fund	100.00%

61

Eaton Vance

Municipal Income Funds

September 30, 2018

Special Meeting of Shareholders (Unaudited)

Each Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to each Fund were as follows:

	California Municipal Opportunities Fund		Massachusetts Municipal Income Fund
Nominee for Trustee	Number of Shares		Number of Shares
	For	Withheld	For	Withheld
Mark R. Fetting	20,741,620	259,687	13,292,276	674,310
Keith Quinton	20,748,525	252,783	13,284,269	682,317
Marcus L. Smith	20,711,960	289,348	13,287,148	679,439
Susan J. Sutherland	20,856,167	145,141	13,334,003	632,583
Scott E. Wennerholm	20,738,434	262,873	13,284,269	682,317

Results	are rounded to the nearest whole number.

	New York Municipal Income Fund		Ohio Municipal Income Fund
Nominee for Trustee	Number of Shares		Number of Shares
	For	Withheld	For	Withheld
Mark R. Fetting	34,051,959	748,697	15,559,353	169,882
Keith Quinton	34,214,164	586,492	15,559,353	169,882
Marcus L. Smith	34,197,010	603,646	15,560,799	168,436
Susan J. Sutherland	34,043,613	757,043	15,560,799	168,436
Scott E. Wennerholm	34,034,928	765,728	15,556,724	172,511

Results	are rounded to the nearest whole number.

62

Eaton Vance

Municipal Income Funds

September 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance California Municipal Opportunities Fund

•	Eaton Vance Massachusetts Municipal Income Fund

•	Eaton Vance New York Municipal Income Fund

•	Eaton Vance Ohio Municipal Income Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition,

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Board of Trustees’ Contract Approval — continued

the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for each Fund.

In this regard, the Board noted each Fund’s performance relative to its peer group, primary benchmark index and, if applicable, secondary benchmark index for the three-year period, as follows:

Fund	Performance Relative to:
	Median of Peers	Primary Index	Secondary Index
Eaton Vance California Municipal Opportunities Fund	Higher	Higher	n/a
Eaton Vance Massachusetts Municipal Income Fund	Lower	Lower	Lower
Eaton Vance New York Municipal Income Fund	Higher	Higher	Lower
Eaton Vance Ohio Municipal Income Fund	Higher	Lower	Lower

The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to comparable funds, focus on higher quality municipal bonds with longer maturities. The Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

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Municipal Income Funds

September 30, 2018

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

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Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

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Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Director of DCT Industrial Trust Inc. (logistics real estate company) (since 2017).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006). Ms. Taggart has apprised the Board of Trustees that she intends to retire as a Trustee of all Eaton Vance Funds effective December 31, 2018.

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

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Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

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Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

438    9.30.18

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance National Municipal Income Fund, Eaton Vance California Municipal Opportunities Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund and Eaton Vance Ohio Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended September 30, 2017 and September 30, 2018 by D&T for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T for the same time periods.

Eaton Vance National Municipal Income Fund

Fiscal Years Ended	9/30/17	9/30/18
Audit Fees	$91,820	$92,483
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$21,258	$21,258
All Other Fees(3)	$0	$0

Total	$113,078	$113,741

Eaton Vance California Municipal Opportunities Fund

Fiscal Years Ended	9/30/17	9/30/18
Audit Fees	$50,760	$50,823
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,991	$10,991
All Other Fees(3)	$0	$0

Total	$61,751	$61,814

Eaton Vance Massachusetts Municipal Income Fund

Fiscal Years Ended	9/30/17	9/30/18
Audit Fees	$48,170	$48,170
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,647	$11,647
All Other Fees(3)	$0	$0

Total	$59,817	$59,817

Eaton Vance New York Municipal Income Fund

Fiscal Years Ended	9/30/17	9/30/18
Audit Fees	$55,500	$56,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$12,523	$12,523
All Other Fees(3)	$0	$0

Total	$68,023	$68,923

Eaton Vance Ohio Municipal Income Fund

Fiscal Years Ended	9/30/17	9/30/18
Audit Fees	$41,260	$41,260
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,115	$10,115
All Other Fees(3)	$0	$0

Total	$51,375	$51,375

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	7/31/17	8/31/17	9/30/17	7/31/18	8/31/18	9/30/18
Audit Fees	$251,060	$253,910	$287,510	$254,535	$256,285	$289,136
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$60,918	$72,584	$66,534	$59,668	$72,584	$66,534
All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$311,978	$326,494	$354,044	$314,203	$328,869	$355,670

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by the Series’ principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	7/31/17	8/31/17	9/30/17	7/31/18	8/31/18	9/30/18
Registrant(1)	$60,918	$72,584	$66,534	$59,668	$72,584	$66,534
Eaton Vance(2)	$148,018	$148,018	$148,018	$51,855	$74,355	$126,485

(1)	Includes all of the Series of the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 26, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 26, 2018